UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05084
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                    Mutual of America Investment Corporation
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

                         Registrant's telephone number,
                              including area code:
                                 (212) 224-1600
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

        The Quarterly Schedules of Investments follow:

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
SHORT-TERM DEBT SECURITIES:                                Rating*              Rate(%)     Maturity      Amount($)       Value($)
                                                           -------              -------     --------      ---------       --------
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (74.5%)
FHLB                                                         AAA                  1.78      10/15/04        200,000         199,862
FHLB                                                         AAA                  1.80      11/08/04        129,000         128,759
FHLB                                                         AAA                  1.78      11/10/04        400,000         399,209
FHLB                                                         AAA                  1.78      11/12/04        272,000         271,435
FHLB                                                         AAA                  1.77      11/17/04        965,000         962,769
FHLMC                                                        AAA                  1.56      10/05/04      1,231,000       1,230,786
FHLMC                                                        AAA                  1.53      10/12/04      5,661,000       5,658,348
FHLMC                                                        AAA                  1.54      10/12/04      5,300,000       5,297,501
FHLMC                                                        AAA                  1.57      10/12/04      1,230,000       1,229,409
FHLMC                                                        AAA                  1.54      10/13/04        500,000         499,743
FHLMC                                                        AAA                  1.60      10/20/04      2,136,000       2,134,199
FHLMC                                                        AAA                  1.77      11/08/04      1,295,000       1,292,580
FHLMC                                                        AAA                  1.76      11/15/04      4,853,000       4,842,323
FHLMC                                                        AAA                  1.79      11/15/04        200,000         199,552
FNMA                                                         AAA                  1.52      10/01/04      7,633,000       7,632,997
FNMA                                                         AAA                  1.54      10/01/04      1,547,000       1,547,000
FNMA                                                         AAA                  1.76      10/06/04        758,000         757,815
FNMA                                                         AAA                  1.50      10/08/04      4,000,000       3,998,831
FNMA                                                         AAA                  1.59      10/12/04      1,677,000       1,676,187
FNMA                                                         AAA                  1.60      10/20/04      3,255,000       3,252,247
FNMA                                                         AAA                  1.76      11/10/04      6,748,000       6,734,803
FNMA                                                         AAA                  1.80      11/17/04      4,741,000       4,729,858
                                                                                                                        -----------
                                                                                                                         54,676,213
                                                                                                                        -----------
COMMERCIAL PAPER (25.5%)
Archer Daniels Midland                                       A1/P1                1.75      10/19/04      2,143,000       2,141,125
Alabama Power Company                                        A1/P1                1.75      10/12/04        955,000         954,489
Exxon Asset Management Corp.                                 A1+/P1               1.74      10/01/04      2,100,000       2,100,000
General Electric Capital Corp.                               A1+/P1               1.62      10/25/04      1,300,000       1,298,594
General Electric Capital Corp.                               A1+/P1               1.77      11/10/04        870,000         868,288
IBM Capital, Inc.                                            A1/P1                1.51      10/07/04        900,000         899,773
Minnesota Mining & Mfg. Co.                                  A1+/P1               1.78      11/15/04      2,150,000       2,145,214
National Rural Utilities                                     A1/P1                1.78      11/05/04      1,800,000       1,796,884
National Rural Utilities                                     A1/P1                1.80      10/18/04        350,000         349,702
New Jersey Natural Gas                                       A1/P1                1.76      10/12/04      1,100,000       1,099,408
Pfizer, Inc.                                                 A1+/P1               1.56      10/08/04        800,000         799,757
Sherwin-Williams                                             A1/P1                1.60      10/04/04      1,054,000       1,053,859
Sherwin-Williams                                             A1/P1                1.76      10/26/04        621,000         620,241
Sherwin-Williams                                             A1/P1                1.75      10/08/04        500,000         499,830

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
SHORT-TERM DEBT SECURITIES:                                Rating*              Rate(%)     Maturity      Amount($)       Value($)
                                                           -------              -------     --------      ---------       --------
COMMERCIAL PAPER (Cont'd.)
XTRA, Inc.                                                   A1+/P1               1.77      10/25/04      1,100,000       1,098,701
XTRA, Inc.                                                   A1+/P1               1.78      10/25/04      1,000,000         998,813
                                                                                                                        -----------
                                                                                                                         18,724,678
                                                                                                                        -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $73,400,891) 100%                                                               $73,400,891
                                                                                                                        ===========

-------------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Money Market Fund are:

Unrealized Appreciation                                              $         0
Unrealized Depreciation                                                        0
                                                                     -----------
Net                                                                  $         0
                                                                     ===========

Cost of Investments                                                  $73,400,891
                                                                     ===========

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.                              5,401        293,706
Alcoa, Inc.                                                20,685        694,809
Allegheny Technologies, Inc.                                2,215         40,424
Ball Corp.                                                  2,680        100,312
Bemis Co.                                                   2,523         67,061
Dow Chemical Co.                                           22,338      1,009,231
Du Pont (E.I.) de Nemours & Co.                            23,705      1,014,574
Eastman Chemical Co.                                        1,838         87,397
Ecolab, Inc.                                                6,113        192,193
Engelhard Corp.                                             2,985         84,625
Freeport-McMoran Copper Cl B                                4,204        170,262
Georgia-Pacific (Timber Group)                              6,139        220,697
Great Lakes Chemical Corp.                                  1,202         30,771
Hercules, Inc.*                                             2,639         37,606
International Paper Co.                                    11,529        465,887
Intl. Flavors & Fragrances                                  2,223         84,919
Louisiana-Pacific Corp.                                     2,507         65,057
MeadWestvaco Corp.                                          4,778        152,418
Monsanto Co.                                                6,310        229,810
Newmont Mining Corp.  Holding Co.                          10,521        479,021
Nucor Corp.                                                 1,858        169,765
PPG Industries, Inc.                                        4,068        249,287
Pactiv Corp.*                                               3,637         84,560
Phelps Dodge Corp.                                          2,201        202,558
Praxair, Inc.                                               7,729        330,337
Rohm & Haas Co.                                             5,287        227,182
Sealed Air Corp.*                                           2,021         93,673
Sigma-Aldrich Corp.                                         1,648         95,584
Temple-Inland, Inc.                                         1,297         87,094
United States Steel Group                                   2,689        101,160
Vulcan Materials Co.                                        2,416        123,095
Weyerhaeuser Co.                                            5,727        380,731
Worthington Industries, Inc.                                2,053         43,832
                                                                     -----------
                                                                       7,709,638
                                                                     -----------
CONSUMER, CYCLICAL (6.3%)
eBay, Inc.*                                                15,718      1,445,113
AutoZone, Inc.*                                             1,974        152,492
Autonation, Inc.*                                           6,350        108,458
Bed Bath & Beyond, Inc.*                                    7,084        262,887
Best Buy Co., Inc.                                          7,716        418,516
Big Lots, Inc.*                                             2,784         34,048
Black & Decker Corp.                                        1,863        144,271
Boise Cascade Corp.                                         2,071         68,923
Brunswick Corp.                                             2,222        101,679
Carnival Corp.                                             14,963        707,600
Centex Corp.                                                2,942        148,453
Circuit City Group, Inc.                                    4,722         72,435
Clear Channel Communications                               14,030        437,315
Coach, Inc.*                                                4,470        189,617
Comcast Corp. Cl A*                                        53,140      1,500,674
Cooper Tire & Rubber Co.                                    1,754         35,378
Dana Corp.                                                  3,535         62,534
Darden Restaurants, Inc.                                    3,823         89,152
Delphi Corporation                                         13,315        123,696
Dillard's, Inc. Cl A                                        1,979         39,065
Disney (Walt) Co.                                          48,854      1,101,658
Dollar General Corp.                                        7,829        157,754
Dow Jones & Co., Inc.                                       1,938         78,702
Eastman Kodak Co.                                           6,810        219,418
Family Dollar Stores, Inc.                                  4,092        110,893
Federated Department Stores                                 4,300        195,349
Ford Motor Co.                                             43,524        611,512
Fortune Brands, Inc.                                        3,465        256,722
Gannett Co., Inc.                                           6,328        530,033
Gap, Inc.                                                  21,490        401,863
General Motors Corp.                                       13,346        566,938
Genuine Parts Co.                                           4,133        158,625
Goodyear Tire & Rubber Co.*                                 4,167         44,754
Harley-Davidson, Inc.                                       7,009        416,615
Harrah's Entertainment, Inc.                                2,641        139,920
Hasbro, Inc.                                                4,140         77,832
Hilton Hotels Corp.                                         9,104        171,519
Home Depot, Inc.                                           52,204      2,046,397
International Game Technology                               8,234        296,012

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Interpublic Group of Cos., Inc.                             9,948        105,349
Johnson Controls, Inc.                                      4,476        254,282
Jones Apparel Group, Inc.                                   3,003        107,507
KB Home                                                     1,110         93,784
Knight-Ridder, Inc.                                         1,902        124,486
Kohl's Corp.*                                               8,078        389,279
Leggett & Platt                                             4,562        128,192
Limited Brands, Inc.                                       11,191        249,447
Liz Claiborne, Inc.                                         2,588         97,619
Lowe's Companies, Inc.                                     18,538      1,007,540
Marriott International, Inc.                                5,371        279,077
Mattel, Inc.                                                9,847        178,526
May Department Stores Co.                                   6,851        175,591
Maytag Corp.                                                1,866         34,278
McDonald's Corp.                                           29,871        837,284
McGraw-Hill Cos., Inc.                                      4,551        362,669
Meredith Corp.                                              1,191         61,194
NIKE, Inc. Cl B                                             6,251        492,579
New York Times Co. Cl A                                     3,566        139,431
Newell Rubbermaid, Inc.                                     6,520        130,661
Nordstrom, Inc.                                             3,261        124,701
Office Depot, Inc.*                                         7,373        110,816
Omnicom Group, Inc.                                         4,518        330,085
Penney (J.C.) Co., Inc.                                     6,853        241,774
Pulte Homes, Inc.                                           2,976        182,637
RadioShack Corp.                                            3,796        108,717
Reebok International, Ltd.                                  1,396         51,261
Sears Roebuck & Co.                                         5,053        201,362
Sherwin-Williams Co.                                        3,473        152,673
Snap-On, Inc.                                               1,385         38,171
Stanley Works                                               1,924         81,828
Staples, Inc.                                              11,873        354,053
Starbucks Corp.*                                            9,413        427,915
Starwood Hotels & Resorts                                   4,950        229,779
TJX Companies, Inc.                                        11,622        256,149
Target Corp.                                               21,480        971,970
Tiffany & Co.                                               3,486        107,160
Time Warner, Inc.*                                        108,725      1,754,822
Toys R Us, Inc.*                                            5,072         89,977
Tribune Co.                                                 7,568        311,423
Univision Communications, Inc.                              7,661        242,164
V F Corp.                                                   2,563        126,740
Viacom, Inc. Cl B                                          41,252      1,384,417
Visteon Corp.                                               3,111         24,857
Wendy's International, Inc.                                 2,707         90,955
Whirlpool Corp.                                             1,657         99,569
Yum! Brands, Inc.                                           6,873        279,456
                                                                     -----------
                                                                      27,349,028
                                                                     -----------
CONSUMER, NON-CYCLICAL (6.1%)
Alberto-Culver Co. Cl A                                     2,138         92,960
Albertson's, Inc.                                           8,717        208,598
Altria Group, Inc.                                         48,788      2,294,988
Anheuser-Busch Cos., Inc.                                  19,098        953,945
Archer-Daniels-Midland Co.                                 15,393        261,373
Avon Products, Inc.                                        11,186        488,604
Brown-Forman Corp. Cl B                                     2,883        132,041
CVS Corp.                                                   9,417        396,738
Campbell Soup Co.                                           9,769        256,827
Clorox Co.                                                  4,988        265,860
Coca-Cola Co.                                              57,693      2,310,605
Coca-Cola Enterprises, Inc.                                11,163        210,981
Colgate-Palmolive Co.                                      12,659        571,934
ConAgra Foods, Inc.                                        12,548        322,609
Coors (Adolph) Co. Cl B                                       863         58,615
Costco Wholesale Corp.                                     10,883        452,297
General Mills, Inc.                                         9,040        405,896
Gillette Co.                                               23,829        994,622
Heinz (H.J.) Co.                                            8,367        301,379
Hershey Food Corp.                                          5,855        273,487
Kellogg Co.                                                 9,806        418,324
Kimberly Clark Corp.                                       11,759        759,514
Kroger Co.*                                                17,575        272,764
McCormick & Co., Inc.                                       3,263        112,051
Pepsi Bottling Group, Inc.                                  6,048        164,203

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
PepsiCo, Inc.                                              40,281      1,959,671
Proctor & Gamble Co.                                       60,449      3,271,500
RJ Reynolds Tobacco Holdings                                3,549        241,474
Safeway, Inc.*                                             10,598        204,647
Sara Lee Corp.                                             18,805        429,882
Supervalu, Inc.                                             3,193         87,967
Sysco Corp.                                                15,184        454,305
UST, Inc.                                                   3,942        158,705
Wal-Mart Stores, Inc.                                     100,879      5,366,763
Walgreen Co.                                               24,357        872,711
Winn-Dixie Stores, Inc.*                                    3,368         10,407
Wrigley (Wm.) Jr. Co.                                       5,344        338,329
                                                                     -----------
                                                                      26,377,576
                                                                     -----------
ENERGY (4.2%)
Amerada Hess Corp.                                          2,136        190,104
Anadarko Petroleum Corp.                                    5,979        396,766
Apache Corp.                                                7,698        385,747
Ashland, Inc.                                               1,649         92,476
BJ Services Co.                                             3,778        198,005
Baker Hughes, Inc.                                          7,964        348,186
Burlington Resources, Inc.                                  9,401        383,561
ChevronTexaco Corp.                                        50,651      2,716,920
ConocoPhillips                                             16,377      1,356,834
Devon Energy Corp.                                          5,694        404,331
EOG Resources, Inc.                                         2,731        179,836
El Paso Corp.                                              15,234        140,000
Exxon Mobil Corp.                                         154,689      7,476,119
Halliburton Co.                                            10,404        350,511
Kerr-McGee Corp.                                            3,545        202,951
Kinder Morgan, Inc.                                         2,926        183,811
Marathon Oil Corp.                                          8,203        338,620
Nabors Industries, Ltd*                                     3,476        164,589
Noble Corporation*                                          3,189        143,346
Occidental Petroleum Corp.                                  9,314        520,932
Rowan Cos., Inc.*                                           2,468         65,155
Schlumberger, Ltd.                                         13,988        941,532
Sunoco, Inc.                                                1,841        136,197
Transocean, Inc.*                                           7,599        271,892
Unocal Corp.                                                6,258        269,094
Valero Energy Corp.                                         2,990        239,828
Williams Cos., Inc.                                        12,421        150,294
                                                                     -----------
                                                                      18,247,637
                                                                     -----------
FINANCIAL (11.9%)
Ace, Ltd.                                                   6,723        269,323
Aflac, Inc.                                                12,078        473,578
Allstate Corp.                                             16,478        790,779
AmSouth Bancorporation                                      8,339        203,472
Ambac Financial Group, Inc.                                 2,535        202,673
American Express Co.                                       30,146      1,551,313
American Int'l. Group, Inc.                                62,002      4,215,516
Aon Corp.                                                   7,448        214,056
Apartment Investment & Mgmt.Co                              2,221         77,246
BB & T Corp.                                               13,183        523,233
Bank of America Corp.                                      96,721      4,190,921
Bank of New York Co., Inc.                                 18,500        539,645
Bear Stearns Cos., Inc.                                     2,461        236,674
Capital One Financial Corp.                                 5,693        420,713
Charles Schwab Corp.                                       32,410        297,848
Chubb Corp.                                                 4,456        313,168
Cincinnati Financial Corp.                                  4,003        165,004
Citigroup, Inc.                                           123,177      5,434,569
Comerica, Inc.                                              4,075        241,851
Countrywide Financial Corp.                                13,390        527,432
E*Trade Financial Corp.*                                    8,876        101,364
Equity Office Properties                                    9,487        258,521
Equity Residential                                          6,614        205,034
Fannie Mae                                                 23,099      1,464,477
Federated Investors, Inc.                                   2,585         73,517
Fifth Third Bancorp                                        13,552        667,029
First Tennessee Natl. Corp.                                 2,988        129,560
Franklin Resources, Inc.                                    5,925        330,378
Freddie Mac                                                16,362      1,067,457
Golden West Financial Corp.                                 3,608        400,308
Goldman Sachs Group, Inc.                                  11,488      1,071,141

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Hartford Financial Svc. Gp., Inc.                           6,922        428,679
Huntington Bancshares, Inc.                                 5,451        135,784
J.P. Morgan Chase & Co.                                    84,698      3,365,052
Janus Capital Group                                         5,723         77,890
Jefferson-Pilot Corp.                                       3,245        161,147
KeyCorp                                                     9,744        307,910
Lehman Brothers Holdings, Inc.                              6,452        514,353
Lincoln National Corp.                                      4,229        198,763
Loews Corp.                                                 4,407        257,810
M & T Bank Corp.                                            2,836        271,405
MBIA, Inc.                                                  3,424        199,311
MBNA Corp.                                                 30,363        765,148
MGIC Investment Corp.                                       2,338        155,594
Marsh & McLennan Cos., Inc.                                12,426        568,614
Marshall & Ilsley Corp.                                     5,276        212,623
Mellon Financial Corp.                                     10,081        279,143
Merrill Lynch & Co., Inc.                                  22,339      1,110,695
MetLife, Inc.                                              17,837        689,400
Moody's Corp.                                               3,533        258,792
Morgan Stanley                                             26,061      1,284,807
National City Corp.                                        15,759        608,613
North Fork Bancorp, Inc.                                    7,354        326,885
Northern Trust Corp.                                        5,236        213,629
PNC Financial Services Group                                6,697        362,308
Plum Creek Timber Co.                                       4,353        152,486
Principal Financial Group, Inc.                             7,452        268,048
Progressive Corp. of Ohio                                   5,153        436,717
Prologis Trust                                              4,302        151,602
Providian Financial Corp.*                                  6,894        107,133
Prudential Financial, Inc.                                 12,341        580,521
Regions Financial Corp.                                    11,004        363,792
SLM Corporation                                            10,424        464,910
Safeco Corp.                                                2,971        135,626
Simon Property Group                                        4,941        264,986
SouthTrust Corp.                                            7,852        327,114
Sovereign Bancorp, Inc.                                     8,140        177,615
St. Paul Travelers Cos., Inc.                              15,902        525,720
State Street Corp.                                          7,968        340,313
Suntrust Banks, Inc.                                        8,496        598,203
Synovus Financial Corp.                                     7,357        192,386
T. Rowe Price Group, Inc.                                   2,989        152,260
Torchmark Corp.                                             2,696        143,373
UNUM Provident Corp.                                        7,035        110,379
US Bancorp                                                 44,686      1,291,425
Wachovia Corp.                                             31,135      1,461,788
Washington Mutual, Inc.                                    20,748        810,832
Wells Fargo & Company                                      40,074      2,389,613
XL Capital Limited                                          3,259        241,133
Zions Bancorporation                                        2,137        130,442
                                                                     -----------
                                                                      51,230,572
                                                                     -----------
HEALTHCARE (7.5%)
Abbott Laboratories                                        37,037      1,568,887
Aetna, Inc.                                                 3,647        364,445
Allergan, Inc.                                              3,119        226,283
Amerisource Bergen Corp.                                    2,668        143,298
Amgen, Inc.*                                               30,197      1,711,566
Anthem, Inc.*                                               3,285        286,616
Applera Corp.-Applied Biosys                                4,793         90,444
Bard (C.R.), Inc.                                           2,464        139,536
Bausch & Lomb, Inc.                                         1,244         82,664
Baxter International, Inc.                                 14,619        470,147
Becton Dickinson & Co.                                      6,004        310,407
Biogen Idec, Inc.*                                          8,069        493,581
Biomet, Inc.                                                6,085        285,265
Boston Scientific Corp.*                                   20,025        795,593
Bristol-Myers Squibb Co.                                   46,253      1,094,809
CIGNA Corp.                                                 3,348        233,121
Cardinal Health, Inc.                                      10,220        447,329
Caremark Rx, Inc.*                                         11,080        355,336
Chiron Corp.*                                               4,452        196,778
Express Scripts, Inc.*                                      1,843        120,422
Forest Laboratories, Inc.*                                  8,733        392,810
Genzyme Corp. (Genl. Div.)*                                 5,421        294,957
Gilead Sciences, Inc.*                                     10,180        380,528

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Guidant Corp.                                               7,396        488,432
HCA, Inc.                                                  11,532        439,946
Health Management Associates                                5,773        117,942
Hospira, Inc.*                                              3,717        113,740
Humana, Inc.*                                               3,855         77,023
IMS Health, Inc.                                            5,580        133,474
Johnson & Johnson                                          70,527      3,972,786
King Pharmaceuticals, Inc.*                                 5,730         68,416
Lilly (Eli) & Co.                                          26,822      1,610,661
Manor Care, Inc.                                            2,124         63,635
McKesson Corp.                                              6,910        177,242
Medco Health Solutions*                                     6,421        198,409
Medimmune, Inc.*                                            5,878        139,309
Medtronic, Inc.                                            28,807      1,495,083
Merck & Co., Inc.                                          52,767      1,741,311
Millipore Corp.*                                            1,158         55,410
Mylan Laboratories, Inc.                                    6,330        113,940
Pfizer, Inc.                                              179,544      5,494,046
Quest Diagnostics, Inc.                                     2,463        217,286
Schering-Plough Corp.                                      34,961        666,357
St. Jude Medical, Inc.*                                     4,209        316,811
Stryker Corp.                                               9,477        455,654
Tenet Healthcare Corp.*                                    11,044        119,165
Thermo Electron Corp.*                                      3,936        106,351
UnitedHealth Group, Inc.                                   15,843      1,168,263
Waters Corp.*                                               2,892        127,537
Watson Pharmaceuticals, Inc.*                               2,563         75,506
Wellpoint Health Networks, Inc.                             3,684        387,152
Wyeth                                                      31,644      1,183,486
Zimmer Holdings, Inc.*                                      5,740        453,690
                                                                     -----------
                                                                      32,262,885
                                                                     -----------
INDUSTRIAL (6.7%)
3M Company                                                 18,627      1,489,601
Allied Waste Industries, Inc.*                              7,620         67,437
American Power Conversion                                   4,713         81,959
American Standard Cos., Inc.*                               5,155        200,581
Apollo Group, Inc. Cl A*                                    4,604        337,795
Avery Dennison Corp.                                        2,625        172,673
Block (H. & R.), Inc.                                       3,921        193,776
Boeing Co.                                                 20,019      1,033,381
Burlington Northern Santa Fe                                8,843        338,775
CSX Corp.                                                   5,083        168,756
Caterpillar, Inc.                                           8,120        653,254
Cendant Corp.                                              25,103        542,225
Cintas Corp.                                                4,064        170,851
Cooper Industries, Ltd.*                                    2,186        128,974
Crane Co.                                                   1,412         40,835
Cummins, Inc.                                               1,016         75,072
Danaher Corp.                                               7,313        375,011
Deere & Co.                                                 5,912        381,620
Delta Air Lines, Inc.*                                      2,930          9,640
Deluxe Corp.                                                1,204         49,388
Donnelley (R.R.) & Sons Co.                                 5,210        163,177
Dover Corp.                                                 4,827        187,625
Eaton Corp.                                                 3,617        229,354
Emerson Electric Co.                                       10,022        620,262
Equifax, Inc.                                               3,312         87,304
FedEx Corp.                                                 7,090        607,542
Fisher Scientific Intl.*                                    2,744        160,058
Fluor Corp.                                                 1,946         86,636
General Dynamics Corp.                                      4,707        480,585
General Electric Co.                                      251,056      8,430,456
Goodrich Corporation                                        2,795         87,651
Grainger (W.W.), Inc.                                       2,171        125,158
Honeywell International, Inc.                              20,409        731,867
ITT Industries, Inc.                                        2,192        175,338
Illinois Tool Works, Inc.                                   7,187        669,613
Ingersoll Rand Co.*                                         4,175        283,775
Lockheed Martin Corp.                                      10,579        590,097
Masco Corp.                                                10,402        359,181
Monster Worldwide, Inc.*                                    2,783         68,573
Navistar International Corp.*                               1,635         60,806
Norfolk Southern Corp.                                      9,288        276,225
Northrop Grumman Corp.                                      8,538        455,332

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
PACCAR, Inc.                                                4,157        287,332
Pall Corp.                                                  2,990         73,195
Parker Hannifin Corp.                                       2,815        165,691
Pitney Bowes, Inc.                                          5,560        245,196
Power One, Inc.*                                            1,978         12,817
Raytheon Co,                                               10,631        403,765
Robert Half Intl., Inc.                                     4,068        104,832
Rockwell Automation, Inc.                                   4,449        172,176
Rockwell Collins                                            4,247        157,734
Ryder System, Inc.                                          1,540         72,442
Southwest Airlines Co.                                     18,757        255,470
Textron, Inc.                                               3,274        210,420
Tyco International, Ltd.                                   47,765      1,464,475
Union Pacific Corp.                                         6,151        360,449
United Parcel Service Cl B                                 26,736      2,029,797
United Technologies Corp.                                  12,260      1,144,839
Waste Management, Inc.                                     13,696        374,449
                                                                     -----------
                                                                      28,983,298
                                                                     -----------
TECHNOLOGY (9.0%)
ADC Telecommunications, Inc.*                              19,161         34,681
Adobe Systems, Inc.                                         5,662        280,099
Advanced Micro Devices, Inc.*                               8,397        109,161
Affiliated Computer Svcs.*                                  3,043        169,404
Agilent Technologies, Inc.*                                11,547        249,069
Altera Corp.*                                               8,890        173,977
Analog Devices, Inc.                                        8,997        348,904
Andrew Corp.*                                               3,767         46,108
Apple Computer, Inc.*                                       9,224        357,430
Applied Materials, Inc.*                                   40,381        665,883
Applied Micro Circuits Corp.*                               7,382         23,106
Autodesk, Inc.                                              2,679        130,280
Automatic Data Processing, Inc.                            13,890        573,935
Avaya, Inc.*                                               10,763        150,036
BMC Software, Inc.*                                         5,358         84,710
Broadcom Corp. Cl A*                                        7,659        209,014
Ciena Corp.*                                               13,480         26,690
Cisco Systems, Inc.*                                      160,776      2,910,046
Citrix Systems, Inc.*                                       4,042         70,816
Computer Associates Intl., Inc.                            13,820        363,466
Computer Sciences Corp.*                                    4,457        209,925
Compuware Corp.*                                            9,130         47,020
Comverse Technology, Inc.*                                  4,572         86,091
Convergys Corp.*                                            3,405         45,729
Corning, Inc.*                                             33,138        367,169
Dell Inc.*                                                 59,365      2,113,394
EMC Corp.*                                                 57,179        659,846
Electronic Arts, Inc.*                                      7,221        332,094
Electronic Data Systems Corp.                              12,169        235,957
First Data Corp.                                           20,389        886,922
Fiserv, Inc.*                                               4,624        161,193
Gateway, Inc.*                                              8,905         44,080
Hewlett-Packard Co.                                        71,808      1,346,400
Intel Corp.                                               152,537      3,059,892
Intl. Business Machines Corp.                              39,833      3,415,281
Intuit, Inc.*                                               4,549        206,525
JDS Uniphase Corp.*                                        34,244        115,402
Jabil Circuit, Inc.*                                        4,751        109,273
KLA Tencor Corp.*                                           4,664        193,463
LSI Logic Corp.*                                            9,152         39,445
Lexmark Int'l, Inc.*                                        3,048        256,062
Linear Technology Corp.                                     7,312        264,987
Lucent Technologies*                                      102,472        324,836
Maxim Integrated Products, Inc.                             7,652        323,603
Mercury Interactive Corp.*                                  2,132         74,364
Micron Technology, Inc.*                                   14,478        174,170
Microsoft Corp.                                           258,533      7,148,437
Molex, Inc. Cl A                                            4,527        134,995
Motorola, Inc.                                             56,177      1,013,433
NCR Corp.*                                                  2,247        111,429
NVIDIA Corporation*                                         3,960         57,499
National Semiconductor Corp.                                8,453        130,937
Network Appliance, Inc.*                                    8,505        195,615
Novell, Inc.*                                               9,182         57,938
Novellus Systems, Inc.*                                     3,395         90,273

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Oracle Corp.*                                             122,952      1,386,899
PMC Sierra, Inc.*                                           4,194         36,949
Parametric Technology Corp.*                                6,328         33,412
Paychex, Inc.                                               8,971        270,476
Peoplesoft, Inc.*                                           8,645        171,603
PerkinElmer, Inc.                                           3,012         51,867
QLogic Corp.*                                               2,257         66,830
Qualcomm, Inc.                                             38,705      1,511,043
Sabre Group Holdings, Inc.                                  3,333         81,758
Sanmina Corp.*                                             12,322         86,870
Scientific-Atlanta, Inc.                                    3,622         93,882
Siebel Systems, Inc.*                                      11,935         89,990
Solectron Corp.*                                           22,794        112,830
Sun Microsystems, Inc.*                                    79,088        319,516
Sungard Data Sys. Inc.*                                     6,818        162,064
Symantec Corp.*                                             7,494        411,271
Symbol Technologies, Inc.                                   5,691         71,934
Tektronix, Inc.                                             2,194         72,951
Tellabs, Inc.*                                              9,870         90,705
Teradyne, Inc.*                                             4,539         60,823
Texas Instruments, Inc.                                    41,173        876,161
Unisys Corp.*                                               7,880         81,322
Veritas Software Corp.*                                    10,254        182,521
Xerox Corp.*                                               19,952        280,924
Xilinx, Inc.                                                8,185        220,995
Yahoo!, Inc.*                                              32,352      1,097,056
                                                                     -----------
                                                                      38,933,146
                                                                     -----------
TELECOMMUNICATIONS (2.1%)
AT&T Corp.                                                 18,856        270,018
AT&T Wireless*                                             64,904        959,281
Alltel Corp.                                                7,318        401,831
BellSouth Corp.                                            43,516      1,180,154
CenturyTel, Inc.                                            3,298        112,924
Citizens Communications Co.                                 7,884        105,567
Nextel Communications, Inc.*                               26,478        631,236
Qwest Communications Intl.*                                43,159        143,719
SBC Communications, Inc.                                   78,792      2,044,652
Sprint Corp. (FON Gp.)                                     34,540        695,290
Verizon Communications                                     65,786      2,590,653
                                                                     -----------
                                                                       9,135,325
                                                                     -----------
UTILITIES (1.7%)
AES Corp.*                                                 15,371        153,556
Allegheny Energy, Inc.*                                     3,018         48,167
Ameren Corp.                                                4,562        210,536
American Electric Power, Inc.                               9,385        299,945
CINergy Corp.                                               4,226        167,350
CMS Energy Corp.*                                           3,821         36,376
Calpine Corp.*                                             10,470         30,363
Centerpoint Energy, Inc.                                    7,271         75,328
Consolidated Edison, Inc.                                   5,711        240,090
Constellation Energy Group                                  4,172        166,212
DTE Energy Co.                                              4,119        173,781
Dominion Resources, Inc.                                    7,852        512,343
Duke Energy Corp.                                          22,299        510,424
Dynergy, Inc.*                                              8,947         44,646
Edison International                                        7,743        205,267
Entergy Corp.                                               5,433        329,294
Exelon Corp.                                               15,641        573,868
FPL Group, Inc.                                             4,379        299,173
FirstEnergy Corp.                                           7,838        321,985
Keyspan Corporation                                         3,776        148,019
NiSource, Inc.                                              6,234        130,976
Nicor, Inc.                                                 1,046         38,388
PG & E Corp.*                                               9,533        289,803
PPL Corporation                                             4,480        211,366
Peoples Energy Corp.                                          885         36,887
Pinnacle West Capital Corp.                                 2,168         89,972
Progress Energy, Inc.                                       5,820        246,419
Public Svc. Enterprise Group                                5,612        239,071
Sempra Energy                                               5,512        199,479
Southern Co.                                               17,512        525,010
TXU Corp.                                                   7,058        338,219

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
UTILITIES (Cont'd.)
Teco Energy, Inc.                                           4,705         63,659
Xcel Energy, Inc.                                           9,476        164,124
                                                                     -----------
                                                                       7,120,096
                                                                     -----------

TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $195,761,924) 57.3%                                         247,349,201
                                                                     -----------

-------------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
INDEXED ASSETS:                                                              Rate(%)        Maturity      Amount($)       Value($)
                                                                             -------        --------      ---------       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)                                                        1.63          12/16/04        500,000          498,299
                                                                                                                         -----------

COMMERCIAL PAPER (1.9%)
Novartis Finance Corp.                                                        1.83          10/01/04      8,210,000        8,210,000
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,708,279) 2.0%                                                                   8,708,299
                                                                                                                         -----------

TOTAL INDEXED ASSETS (Cost: $204,470,203) 59.3%                                                                          256,057,500
                                                                                                                         -----------

--------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

--------------
FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:

                                                                           Expiration      Underlying Face    Unrealized
                                                                              Date         Amount at Value    Gain(Loss)
                                                                           ----------      ---------------    ----------
Purchased
31 S&P 500 Stock Index Futures Contracts                                   December 2004     $8,640,475        ($21,400)
                                                                                             ==========        ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                             Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
BASIC MATERIALS (1.7%)
A. Schulman, Inc.                                          25,060        552,322
Cleveland-Cliffs, Inc.*                                     4,300        347,741
Commercial Metals Co.                                      11,750        466,710
Cytec Industries, Inc.                                     11,200        548,240
Du Pont (E.I.) de Nemours & Co                             26,000      1,112,800
FMC Corp.*                                                 11,190        543,498
Georgia Gulf Corp.                                         11,410        508,772
Graftech International Ltd.*                               72,030      1,004,819
International Paper Co.                                     7,600        307,116
Lone Star Technologies, Inc.*                              10,030        379,134
Longview Fibre Co.                                         28,590        434,568
Lubrizol Corp.                                             11,570        400,322
Pactiv Corp.*                                              21,500        499,875
Steel Dynamics, Inc.                                        8,930        344,877
                                                                     -----------
                                                                       7,450,794
                                                                     -----------
CONSUMER, CYCLICAL (5.8%)
eBay, Inc.*                                                28,700      2,638,678
Aaron Rents, Inc                                           31,290        680,870
American Eagle Outfitters                                  21,680        798,908
Boyd Gaming Corp.                                          21,760        612,544
Brookstone, Inc.*                                          28,045        529,770
Buffalo Wild Wings, Inc.*                                  18,800        527,152
CSK Auto Corp*                                             32,650        434,898
Cache, Inc.*                                               38,390        575,850
Carnival Corp.                                              8,213        388,393
Circuit City Group, Inc.                                  116,000      1,779,440
Collins & Aikman Corp*                                     51,320        214,518
Crown Holdings Inc.*                                      122,360      1,261,532
Deckers Outdoor Corp*                                      21,680        737,120
Fossil, Inc.*                                              24,390        754,627
Genuine Parts Co.                                          30,000      1,151,400
Guitar Center Inc.*                                        15,459        669,375
Gymboree Corp.*                                            42,360        609,984
Hibbett Sporting Goods, Inc.*                              29,810        610,807
Jacuzzi Brands, Inc.*                                      87,120        810,216
Landry's Restaurant Inc.                                   36,220        988,444
Lithia Motors, Inc. Cl A                                    7,290        154,985
P.F. Changs China Bistro Inc.*                             12,190        591,093
Pinnacle Entertainment, Inc.*                              33,870        467,406
Quiksilver, Inc.*                                          29,810        757,770
Red Robin Gourmet Burgers*                                 20,140        879,514
Shopko Stores, Inc.*                                       35,920        625,367
Staples, Inc.                                              58,200      1,735,524
Sunterra Corporation*                                      33,560        319,827
Target Corp.                                               33,000      1,493,250
The Steak N Shake Company*                                 24,620        420,510
The Warnaco Group, Inc.*                                   27,100        602,433
                                                                     -----------
                                                                      24,822,205
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.0%)
Cabela's, Inc. Cl A*                                          410          9,779
Chiquita Brands Intl., Inc.*                               35,170        612,310
Conmed Corp.*                                               7,310        192,253
Costco Wholesale Corp.                                     19,000        789,640
Jarden Corp*                                               21,485        783,988
Longs Drug Stores Corp.                                    23,540        569,668
Phase Forward, Inc.*                                       30,100        248,626
Ralcorp Holdings, Inc.                                     16,260        586,986
Walter Industries, Inc.                                    35,690        571,754
                                                                     -----------
                                                                       4,365,004
                                                                     -----------
ENERGY (1.7%)
Anadarko Petroleum Corp.                                   10,000        663,600
Brigham Exploration Company*                               49,010        460,694
Denbury Resources, Inc.*                                   14,770        375,158
Exxon Mobil Corp.                                           7,930        383,257
FMC Technologies Inc.*                                     14,760        492,984
Grey Wolf Inc.*                                            32,160        157,262
KFX, Inc.*                                                 36,040        277,868
Maverick Tube Corp.*                                       10,030        309,024
Patina Oil & Gas Corp.                                      6,740        199,302
Plains Exploration & Power*                                24,050        573,833
Range Resources Corp                                       60,700      1,061,643
Southern Union Co.*                                        23,580        483,390
Stone Energy Corp.*                                         6,180        270,437
Ultra Petroleum Corp*                                       4,430        217,292

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                             Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
ENERGY(Cont'd.)
Unisource Energy Corp                                      21,760        529,856
Western Gas Resources                                      16,260        464,873
Whiting Petroleum Corp.*                                    8,070        245,328
                                                                     -----------
                                                                       7,165,801
                                                                     -----------
FINANCIAL (9.6%)
Accredited Home Lenders*                                   11,550        444,906
Alabama National Bancorp                                   12,489        747,716
American Express Co.                                       26,390      1,358,029
American Home Mortgage Inves                               25,180        703,781
American Int'l. Group, Inc.                                51,600      3,508,284
Amli Residential Properties                                18,640        569,452
Argonaut Group, Inc.*                                      13,220        246,817
Assured Guaranty Com*                                      21,200        353,192
Bank of America Corp.                                      40,080      1,736,666
BankAtlantic Bancorp, Inc.- A                              41,230        755,334
Banner Corporation                                         13,530        397,782
Brookline Bankcorp                                         42,810        670,833
Capital Automotive REIT                                    16,420        513,453
Capital One Financial Corp.                                10,692        790,139
Carramerica Realty Corp                                     9,840        321,768
Charles Schwab Corp.                                      173,500      1,594,465
Choice Hotels Intl., Inc.                                  10,850        624,852
Cincinnati Financial Corp.                                 25,200      1,038,744
Citigroup, Inc.                                            24,870      1,097,264
Columbia Banking System                                    16,710        397,531
Comerica, Inc.                                             21,750      1,290,863
Direct General Corp.                                       20,640        596,909
Equity Inns Inc                                            57,810        571,163
First Niagara Financial Grp                                44,010        588,854
First State Banck Corporation                              11,690        368,586
Golden West Financial Corp.                                 7,159        794,291
Highwoods Properties, Inc.                                 20,160        496,138
Huntington Bancshares, Inc.                                43,500      1,083,585
Innkeepers USA Trust                                       50,130        623,617
J.P. Morgan Chase & Co.                                    19,650        780,695
KNBT Bancorp Inc                                           28,390        478,088
LandAmerica Financial Group                                15,700        714,350
Luminent Mortgage Capital, Inc                             26,120        331,202
MAF Bancorp                                                15,000        646,950
MBNA Corp.                                                 99,600      2,509,920
Medical Properties of America*                             34,720        347,200
Mid-America Apt Communities                                17,810        693,700
Morgan Stanley                                             46,500      2,292,450
National City Corp.                                        20,149        778,154
Pennsylvania REIT                                          14,510        560,957
Principal Financial Group Inc.                             15,000        539,550
PrivateBancorp, Inc.                                       30,914        833,441
Provident Financial Services                               37,150        640,838
Providian Financial Corp.*                                 76,773      1,193,052
Santander Bancorp                                          14,740        368,500
Selective Insurance Group                                   3,020        112,344
Sterling Financial Corp.*                                  21,119        744,234
Stewart Information Services                               13,880        546,872
Sws Group, Inc.                                            17,000        273,360
Texas Regional Bancshares                                  17,872        555,640
Wells Fargo & Company                                      20,000      1,192,600
                                                                     -----------
                                                                      41,419,111
                                                                     -----------
HEALTHCARE (3.2%)
Abbott Laboratories                                         6,414        271,697
Able Laboratories, Inc*                                    13,930        266,899
Advanced Medical Optics Inc.*                              11,370        449,911
Amylin Pharmaceuticals, Inc.*                               9,780        200,686
Atherogenics*                                               5,530        182,214
Auxilium Pharmaceuticals, Inc.                             35,120        299,574
Becton Dickinson & Co.                                     23,500      1,214,950
Bioenvision, Inc.*                                         29,810        238,182
Caliper Life Sciences, Inc.*                               71,270        501,028
Cardinal Health, Inc.                                      33,900      1,483,803
Cubist Pharmaceuticals, Inc.*                              21,943        216,797
Dendreon Corp.*                                            22,667        190,629
GTC Biotherapeutics*                                       88,652        156,028
ISTA Pharmaceuticals, Inc.*                                19,930        242,947
Immunicon Corp.*                                           33,360        333,600
Kensey Nash Corp.*                                          7,580        198,520

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                             Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Medtronic, Inc.                                            55,000      2,854,500
Merck & Co., Inc.                                          26,000        858,000
Pfizer, Inc.                                               65,000      1,989,000
Rigel Pharmaceuticals Inc.*                                 8,130        205,689
Telik, Inc.*                                               19,882        443,369
Transkarayotic Therapies, Inc.                             11,930        211,519
Ventana Medical Systems Inc.*                               9,490        478,676
Wright Medical Group, Inc.*                                16,250        408,200
                                                                     -----------
                                                                      13,896,418
                                                                     -----------
INDUSTRIAL (5.7%)
American Italian Pasta Co.                                 18,240        476,976
Apogee Enterprises, Inc.                                   51,960        671,843
Applied Industrial Tech Inc                                21,080        753,399
Audiovox Corp. Cl-A*                                       15,270        257,147
Aviall, Inc.*                                              30,420        620,568
Benchmark Electronics*                                     11,350        338,230
Champion Enterprises Inc*                                  83,550        859,730
Ciber Inc.*                                                99,850        750,872
Digital River, Inc.*                                       17,610        524,426
Dycom Industries, Inc.*                                    23,530        668,017
Engineered Support Systems                                 15,260        696,466
Esterline Technologies*                                    20,170        617,000
General Cable Corp*                                        94,300      1,003,352
General Electric Co.                                       48,000      1,611,840
Grainger (W.W.), Inc.                                      30,000      1,729,500
Kerzner International LTD.*                                11,650        512,251
Kirby Corp.*                                               20,233        812,355
Landstar System, Inc.*                                     10,290        603,817
Laureate Education, Inc.*                                  13,420        499,492
Mine Safety Appliances Co.                                 13,550        551,756
Molecular Devices Corp*                                     9,860        232,400
Northwest Airlines Corp*                                   52,920        434,473
Penn National Gaming, Inc.*                                12,470        503,788
Precision Castparts Corp.                                   9,170        550,659
RailAmerica Inc.*                                          75,300        832,065
Siligan Holdings, Inc.                                     16,080        744,504
Spherion Corp.*                                            61,920        484,214
TTM Technologies*                                          52,950        470,726
Thomas & Betts Corp.                                       53,300      1,429,506
Trinity Industries                                         21,330        664,856
Triumph Group, Inc.*                                        9,680        327,474
Tyco International Ltd.                                    28,500        873,810
UTI Worldwide, Inc.*                                       15,730        925,081
United Parcel Service Cl B                                 11,875        901,550
Universal Forest Products                                  15,760        538,992
Us Home Systems, Inc.*                                     17,550        121,797
                                                                     -----------
                                                                      24,594,932
                                                                     -----------
TECHNOLOGY (9.6%)
ASE Test Limited*                                          46,310        243,128
Aeroflex, Inc.*                                            21,860        231,060
Affiliated Computer Svcs.*                                 22,000      1,224,740
Andrew Corp.*                                              29,360        359,366
Angiotech Pharmaceuticals*                                  9,940        201,484
Anixter International, Inc.                                13,700        480,733
Applied Materials, Inc.*                                  122,500      2,020,025
Ask Jeeves, Inc.*                                          11,590        379,109
CSG Systems Intl., Inc.*                                   33,870        521,937
Callwave, Inc.*                                            11,700        111,735
Cisco Systems, Inc.*                                      143,500      2,597,350
Cypress Semiconductor Corp.*                               82,820        732,129
DRS Technologies Inc*                                      15,220        569,837
Dell Inc.*                                                 68,000      2,420,800
EMC Corp.*                                                291,751      3,366,807
Embarcardero Technologies, Inc                             72,960        617,242
First Data Corp.                                           34,000      1,479,000
Hyperion Solutions, Corp.*                                 13,820        469,742
Informatica Corp.*                                         27,950        163,508
Integrated Device Tech., Inc.*                             40,650        387,395
Integrated Silicon Solution*                               35,720        259,684
Intersil Corp. Cl A                                        58,500        931,905
Juniper Networks Inc.*                                    121,000      2,855,600
Lecroy Corp.*                                              29,180        487,598
Linear Technology Corp.                                    73,300      2,656,392
Lionbridge Technologies, Inc.*                             67,740        581,887

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                             Shares      Value($)
                                                           ------      --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Maxim Integrated Products, Inc                             60,000      2,537,400
Micrel, Inc.*                                              54,190        564,118
Microsoft Corp.                                            90,000      2,488,500
On Semiconductor*                                         108,390        339,261
PalmSource, Inc.*                                          21,670        449,436
Sabre Group Holdings, Inc.                                 69,000      1,692,570
Skyworks Solutions Inc.*                                   74,810        710,695
Varian, Inc.*                                              14,900        564,263
Veritas Software Corp.*                                    71,000      1,263,800
Viasat Inc.*                                               24,300        488,430
Websense, Inc.*                                            12,460        519,208
Western Digital Corp.*                                     35,130        308,793
Xenogen Corporation*                                       30,100        186,620
Xilinx, Inc.                                               76,500      2,065,500
Zoran Corp.*                                               20,450        321,474
aQuantive Inc*                                             56,910        549,182
                                                                     -----------
                                                                      41,399,443
                                                                     -----------
TELECOMMUNICATIONS (0.6%)
CT Communications, Inc.                                    13,140        181,201
Citizens Communications Co.                                61,500        823,485
IVillage Inc*                                              27,100        162,600
SBC Communications, Inc.                                   30,000        778,500
Sprint Corp. (FON Gp.)                                     38,331        771,603
                                                                     -----------
                                                                       2,717,389
                                                                     -----------
UTILITIES (1.1%)
Avista Corp                                                12,360        223,716
CINergy Corp.                                              22,460        889,416
Energen Corp                                               13,130        676,852
Integrated Electrical Svcs*                                52,430        252,188
PNM Resources, Inc.                                        31,100        700,061
Southwestern Energy Co.*                                   29,830      1,252,562
Westar Energy Inc.                                         26,950        544,390
                                                                     -----------
                                                                       4,539,185
                                                                     -----------

TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $157,994,288) 40.0%                                         172,370,282
                                                                     -----------

-----------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                          Face
SHORT-TERM DEBT SECURITIES:                                                    Rate(%)     Maturity      Amount($)       Value($)
                                                                               -------     --------      ---------       --------
U.S. GOVERNMENT AGENCIES (0.1%)
Federal Home Loan Mtge. Co.                                                      1.72      10/05/04        360,000          359,931
                                                                                                                       ------------

COMMERCIAL PAPER (0.6%)
Gillette Company                                                                 1.80      10/01/04      2,570,000        2,570,000
                                                                                                                       ------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,929,931) 0.7%                                                                  2,929,931
                                                                                                                       ------------

TOTAL ACTIVE ASSETS  (Cost: $160,924,219) 40.7%                                                                         175,300,213
                                                                                                                       ------------

TEMPORARY CASH INVESTMENTS **(Cost: $125,600) 0.0%(1)                                                                       125,600
                                                                                                                       ------------

TOTAL INVESTMENTS (Cost: $365,520,022) 100.0%                                                                          $431,483,313
                                                                                                                       ============

----------
(1)   Less than 0.05%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the All America Fund are:

Unrealized Appreciation                                           $ 104,908,092
Unrealized Depreciation                                             (36,279,317)
                                                                  -------------
Net                                                               $  68,628,775
                                                                  =============

Cost of Investments                                               $ 368,185,506
                                                                  =============

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
BASIC MATERIALS (3.0%)
Air Products & Chemicals, Inc.                             13,923        757,133
Alcoa, Inc.                                                53,309      1,790,649
Allegheny Technologies, Inc.                                5,840        106,580
Ball Corp.                                                  6,904        258,417
Bemis Co.                                                   6,510        173,036
Dow Chemical Co.                                           57,574      2,601,193
Du Pont (E.I.) de Nemours & Co                             61,126      2,616,193
Eastman Chemical Co.                                        4,740        225,387
Ecolab, Inc.                                               15,754        495,306
Engelhard Corp.                                             7,681        217,756
Freeport-McMoran Copper Cl B                               10,832        438,696
Georgia-Pacific (Timber Group)                             15,823        568,837
Great Lakes Chemical Corp.                                  3,100         79,360
Hercules, Inc.*                                             6,790         96,758
International Paper Co.                                    29,802      1,204,299
Intl. Flavors & Fragrances                                  5,739        219,230
Louisiana-Pacific Corp.                                     6,657        172,749
MeadWestvaco Corp                                          12,319        392,976
Monsanto Co                                                16,365        596,013
Newmont Mining Corp Holding Co                             27,107      1,234,182
Nucor Corp.                                                 4,798        438,393
PPG Industries, Inc.                                       10,489        642,766
Pactiv Corp.*                                               9,211        214,156
Phelps Dodge Corp.                                          5,684        523,099
Praxair, Inc.                                              19,918        851,295
Rohm & Haas Co.                                            13,749        590,795
Sealed Air Corp.*                                           5,204        241,205
Sigma-Aldrich Corp.                                         4,246        246,268
Temple-Inland, Inc.                                         3,353        225,154
United States Steel Group                                   6,933        260,819
Vulcan Materials Co.                                        6,232        317,520
Weyerhaeuser Co.                                           14,753        980,779
Worthington Industries, Inc.                                5,295        113,048
                                                                     -----------
                                                                      19,890,047
                                                                     -----------
CONSUMER, CYCLICAL (10.8%)
eBay, Inc.*                                                40,512      3,724,673
AutoZone, Inc.*                                             5,086        392,894
Autonation, Inc.*                                          16,358        279,395
Bed Bath & Beyond, Inc.*                                   18,384        682,230
Best Buy Co., Inc.                                         19,885      1,078,562
Big Lots, Inc.*                                             7,048         86,197
Black & Decker Corp.                                        4,912        380,385
Boise Cascade Corp.                                         5,344        177,848
Brunswick Corp.                                             5,858        268,062
Carnival Corp.                                             38,708      1,830,501
Centex Corp.                                                7,578        382,386
Circuit City Group, Inc.                                   12,169        186,672
Clear Channel Communications                               36,161      1,127,138
Coach Inc.*                                                11,510        488,254
Comcast Corp. Cl A*                                       136,965      3,867,892
Cooper Tire & Rubber Co.                                    4,525         91,269
Dana Corp.                                                  9,105        161,067
Darden Restaurants, Inc.                                    9,671        225,528
Delphi Corporation                                         34,323        318,861
Dillard's Inc. Cl A                                         5,103        100,733
Disney (Walt) Co.                                         125,918      2,839,451
Dollar General Corp.                                       20,171        406,446
Dow Jones & Co., Inc.                                       4,998        202,969
Eastman Kodak Co.                                          17,556        565,654
Family Dollar Stores, Inc.                                 10,313        279,482
Federated Department Stores                                11,071        502,956
Ford Motor Co.                                            112,141      1,575,581
Fortune Brands, Inc.                                        8,827        653,992
Gannett Co., Inc.                                          16,309      1,366,042
Gap, Inc.                                                  55,388      1,035,756
General Motors Corp.                                       34,544      1,467,429
Genuine Parts Co.                                          10,659        409,092
Goodyear Tire & Rubber Co.*                                10,741        115,358
Harley-Davidson, Inc.                                      18,057      1,073,308
Harrah's Entertainment, Inc.                                6,823        361,483
Hasbro, Inc.                                               10,838        203,754
Hilton Hotels Corp.                                        23,592        444,473
Home Depot, Inc.                                          134,551      5,274,399
International Game Technology                              21,121        759,300
Interpublic Group of Cos., Inc.                            25,871        273,974
Johnson Controls, Inc.                                     11,660        662,405
Jones Apparel Group, Inc.                                   7,738        277,020

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
CONSUMER, CYCLICAL (Cont'd.)
KB Home                                                     2,860        241,641
Knight-Ridder, Inc.                                         4,745        310,560
Kohl's Corp.*                                              20,940      1,009,099
Leggett & Platt                                            11,757        330,372
Limited Brands, Inc.                                       28,963        645,585
Liz Claiborne, Inc.                                         6,692        252,422
Lowe's Companies, Inc.                                     47,781      2,596,897
Marriott International, Inc.                               14,028        728,895
Mattel, Inc.                                               25,379        460,121
May Department Stores Co.                                  17,794        456,060
Maytag Corp.                                                4,812         88,396
McDonald's Corp.                                           77,030      2,159,151
McGraw-Hill Cos., Inc.                                     11,720        933,967
Meredith Corp.                                              3,073        157,891
NIKE, Inc. Cl B                                            16,119      1,270,177
New York Times Co. Cl A                                     8,998        351,822
Newell Rubbermaid, Inc.                                    16,810        336,872
Nordstrom, Inc.                                             8,606        329,093
Office Depot, Inc.*                                        19,142        287,704
Omnicom Group, Inc.                                        11,476        838,437
Penney (J.C.) Co., Inc.                                    17,662        623,115
Pulte Homes, Inc.                                           7,688        471,813
RadioShack Corp.                                            9,840        281,818
Reebok International, Ltd.                                  3,612        132,633
Sears Roebuck & Co.                                        13,019        518,807
Sherwin-Williams Co.                                        8,760        385,090
Snap-On, Inc.                                               3,569         98,362
Stanley Works                                               4,968        211,289
Staples, Inc.                                              30,432        907,482
Starbucks Corp.*                                           24,265      1,103,087
Starwood Hotels & Resorts                                  12,664        587,863
TJX Companies, Inc.                                        29,954        660,186
Target Corp.                                               55,362      2,505,131
Tiffany & Co.                                               8,981        276,076
Time Warner, Inc.*                                        280,229      4,522,896
Toys R Us, Inc.*                                           13,079        232,021
Tribune Co.                                                19,506        802,672
Univision Communications, Inc.                             19,760        624,614
V F Corp.                                                   6,757        334,134
Viacom, Inc. Cl B                                         106,324      3,568,233
Visteon Corp.                                               8,004         63,952
Wendy's International, Inc.                                 6,980        234,528
Whirlpool Corp.                                             4,069        244,506
Yum! Brands, Inc.                                          17,808        724,073
                                                                     -----------
                                                                      70,500,414
                                                                     -----------
CONSUMER, NON-CYCLICAL (10.4%)
Alberto-Culver Co. Cl A                                     5,517        239,879
Albertson's, Inc.                                          22,480        537,946
Altria Group, Inc.                                        125,746      5,915,092
Anheuser-Busch Cos., Inc.                                  49,090      2,452,046
Archer-Daniels-Midland Co.                                 39,893        677,383
Avon Products, Inc.                                        28,980      1,265,846
Brown-Forman Corp. Cl B                                     7,436        340,569
CVS Corp.                                                  24,478      1,031,258
Campbell Soup Co.                                          25,177        661,903
Clorox Co.                                                 12,979        691,781
Coca-Cola Co.                                             148,698      5,955,355
Coca-Cola Enterprises, Inc.                                28,759        543,545
Colgate-Palmolive Co.                                      32,619      1,473,726
ConAgra Foods, Inc.                                        32,329        831,179
Coors (Adolph) Co. Cl B                                     2,233        151,665
Costco Wholesale Corp.                                     28,263      1,174,610
General Mills, Inc.                                        23,300      1,046,170
Gillette Co.                                               61,393      2,562,544
Heinz (H.J.) Co.                                           21,416        771,404
Hershey Food Corp.                                         15,092        704,947
Kellogg Co.                                                25,336      1,080,834
Kimberly Clark Corp.                                       30,307      1,957,529
Kroger Co.*                                                45,297        703,009
McCormick & Co., Inc.                                       8,413        288,902
Pepsi Bottling Group, Inc.                                 15,588        423,214
PepsiCo, Inc.                                             103,820      5,050,843
Proctor & Gamble Co.                                      155,802      8,432,004
RJ Reynolds Tobacco Holdings                                9,070        617,123
Safeway, Inc.*                                             27,305        527,260
Sara Lee Corp.                                             48,616      1,111,362

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Supervalu, Inc.                                             8,234        226,847
Sysco Corp.                                                39,121      1,170,500
UST, Inc.                                                  10,158        408,961
Wal-Mart Stores, Inc.                                     260,008     13,832,426
Walgreen Co.                                               62,773      2,249,157
Winn-Dixie Stores, Inc.*                                    8,677         26,812
Wrigley (Wm.) Jr. Co.                                      13,767        871,589
                                                                     -----------
                                                                      68,007,220
                                                                     -----------
ENERGY (7.2%)
Amerada Hess Corp.                                          5,507        490,123
Anadarko Petroleum Corp.                                   15,415      1,022,939
Apache Corp.                                               19,979      1,001,148
Ashland, Inc.                                               4,260        238,901
BJ Services Co.                                             9,898        518,754
Baker Hughes, Inc.                                         20,379        890,970
Burlington Resources, Inc.                                 24,238        988,910
ChevronTexaco Corp.                                       130,549      7,002,648
ConocoPhillips                                             42,211      3,497,181
Devon Energy Corp.                                         14,816      1,052,084
EOG Resources, Inc.                                         7,223        475,635
El Paso Corp.                                              39,261        360,809
Exxon Mobil Corp.                                         398,698     19,269,074
Halliburton Co.                                            27,060        911,651
Kerr-McGee Corp.                                            9,254        529,792
Kinder Morgan, Inc.                                         7,552        474,417
Marathon Oil Corp.                                         21,133        872,370
Nabors Industries, Ltd*                                     9,090        430,412
Noble Corporation*                                          8,226        369,759
Occidental Petroleum Corp.                                 23,934      1,338,629
Rowan Cos., Inc.*                                           6,546        172,814
Schlumberger, Ltd.                                         36,190      2,435,949
Sunoco, Inc.                                                4,624        342,084
Transocean, Inc.*                                          19,600        701,288
Unocal Corp.                                               16,225        697,675
Valero Energy Corp.                                         7,876        631,734
Williams Cos., Inc.                                        32,014        387,369
                                                                     -----------
                                                                      47,105,119
                                                                     -----------
FINANCIAL (20.3%)
Ace, Ltd.                                                  17,323        693,959
Aflac, Inc.                                                31,117      1,220,098
Allstate Corp.                                             42,471      2,038,183
AmSouth Bancorporation                                     21,679        528,968
Ambac Financial Group, Inc.                                 6,552        523,832
American Express Co.                                       77,699      3,998,391
American Int'l. Group, Inc.                               159,675     10,856,303
Aon Corp.                                                  19,357        556,320
Apartment Investment & Mgmt.Co                              5,733        199,394
BB & T Corp.                                               33,979      1,348,627
Bank of America Corp.                                     249,289     10,801,692
Bank of New York Co., Inc.                                 47,682      1,390,884
Bear Stearns Cos., Inc.                                     6,362        611,834
Capital One Financial Corp.                                14,801      1,093,794
Charles Schwab Corp.                                       83,747        769,635
Chubb Corp.                                                11,706        822,698
Cincinnati Financial Corp.                                 10,318        425,308
Citigroup, Inc.                                           317,478     14,007,129
Comerica, Inc.                                             10,599        629,051
Countrywide Financial Corp.                                34,510      1,359,349
E*Trade Financial Corp.*                                   22,876        261,244
Equity Office Properties                                   24,692        672,857
Equity Residential                                         17,202        533,262
Fannie Mae                                                 59,291      3,759,049
Federated Investors, Inc.                                   6,654        189,240
Fifth Third Bancorp                                        34,929      1,719,205
First Tennessee Natl. Corp.                                 7,568        328,148
Franklin Resources, Inc.                                   15,279        851,957
Freddie Mac                                                42,167      2,750,975
Golden West Financial Corp.                                 9,310      1,032,945
Goldman Sachs Group, Inc.                                  29,782      2,776,874
Hartford Financial Svc. Gp, Inc.                           17,968      1,112,758
Huntington Bancshares, Inc.                                14,049        349,961
J.P. Morgan Chase & Co.                                   218,303      8,673,178
Janus Capital Group                                        14,739        200,598
Jefferson-Pilot Corp.                                       8,364        415,356
KeyCorp                                                    24,932        787,851
Lehman Brothers Holdings, Inc.                             16,629      1,325,664

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
FINANCIAL (Cont'd.)
Lincoln National Corp.                                     10,786        506,942
Loews Corp.                                                11,361        664,619
M & T Bank Corp.                                            7,175        686,648
MBIA, Inc.                                                  8,831        514,053
MBNA Corp.                                                 78,256      1,972,051
MGIC Investment Corp.                                       6,033        401,496
Marsh & McLennan Cos., Inc.                                31,907      1,460,064
Marshall & Ilsley Corp.                                    13,591        547,717
Mellon Financial Corp.                                     25,971        719,137
Merrill Lynch & Co., Inc.                                  57,576      2,862,679
MetLife Inc.                                               45,973      1,776,856
Moody's Corp.                                               9,118        667,894
Morgan Stanley                                             67,318      3,318,777
National City Corp.                                        40,617      1,568,629
North Fork Bancorp, Inc.                                   19,123        850,017
Northern Trust Corp.                                       13,499        550,759
PNC Financial Services Group                               17,255        933,496
Plum Creek Timber Co.                                      11,211        392,721
Principal Financial Group, Inc.                            19,208        690,912
Progressive Corp. of Ohio                                  13,289      1,126,243
Prologis Trust                                             11,091        390,847
Providian Financial Corp.*                                 17,939        278,772
Prudential Financial, Inc.                                 31,808      1,496,248
Regions Financial Corp.                                    28,320        936,259
SLM Corporation                                            26,719      1,191,667
Safeco Corp.                                                7,682        350,683
Simon Property Group                                       12,732        682,817
SouthTrust Corp.                                           20,399        849,822
Sovereign Bancorp, Inc.                                    20,970        457,565
St. Paul Travelers Cos., Inc.                              40,987      1,355,030
State Street Corp.                                         20,544        877,434
Suntrust Banks, Inc.                                       21,914      1,542,965
Synovus Financial Corp.                                    18,962        495,856
T. Rowe Price Group, Inc.                                   7,711        392,798
Torchmark Corp.                                             6,810        362,156
UNUM Provident Corp.                                       18,137        284,570
US Bancorp                                                115,174      3,328,529
Wachovia Corp.                                             80,248      3,767,644
Washington Mutual, Inc.                                    53,475      2,089,803
Wells Fargo & Company                                     103,491      6,171,168
XL Capital Limited                                          8,412        622,404
Zions Bancorporation                                        5,504        335,964
                                                                     -----------
                                                                     132,089,282
                                                                     -----------
HEALTHCARE (12.8%)
Abbott Laboratories                                        95,677      4,052,878
Aetna, Inc.                                                 9,387        938,043
Allergan, Inc.                                              8,038        583,157
Amerisource Bergen Corp.                                    6,875        369,256
Amgen, Inc.*                                               77,589      4,397,745
Anthem, Inc.*                                               8,471        739,095
Applera Corp.-Applied Biosys                               12,348        233,007
Bard (C.R.), Inc.                                           6,356        359,940
Bausch & Lomb, Inc.                                         3,213        213,504
Baxter International, Inc.                                 37,678      1,211,724
Becton Dickinson & Co.                                     15,355        793,854
Biogen Idec, Inc.*                                         20,787      1,271,541
Biomet, Inc.                                               15,657        734,000
Boston Scientific Corp.*                                   51,613      2,050,584
Bristol-Myers Squibb Co.                                  119,213      2,821,772
CIGNA Corp.                                                 8,428        586,842
Cardinal Health, Inc.                                      26,332      1,152,552
Caremark Rx, Inc.*                                         28,559        915,887
Chiron Corp.*                                              11,492        507,946
Express Scripts, Inc.*                                      4,752        310,496
Forest Laboratories, Inc.*                                 22,693      1,020,731
Genzyme Corp. (Genl. Div.)*                                13,973        760,271
Gilead Sciences, Inc.*                                     26,388        986,383
Guidant Corp.                                              19,190      1,267,308
HCA, Inc.                                                  29,581      1,128,515
Health Management Associates                               14,880        303,998
Hospira, Inc.*                                              9,575        292,995
Humana, Inc.*                                               9,768        195,165
IMS Health, Inc.                                           14,376        343,874
Johnson & Johnson                                         181,904     10,246,652
King Pharmaceuticals, Inc*                                 14,773        176,390
Lilly (Eli) & Co.                                          69,288      4,160,744

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
HEALTHCARE (Cont'd.)
Manor Care, Inc.                                            5,360        160,586
McKesson Corp.                                             17,993        461,520
Medco Health Solutions*                                    16,676        515,288
Medimmune, Inc.*                                           15,276        362,041
Medtronic, Inc.                                            74,121      3,846,880
Merck & Co., Inc.                                         135,951      4,486,383
Millipore Corp.*                                            2,992        143,167
Mylan Laboratories, Inc.                                   16,470        296,460
Pfizer, Inc.                                              462,759     14,160,425
Quest Diagnostics, Inc.                                     6,244        550,846
Schering-Plough Corp.                                      90,236      1,719,898
St. Jude Medical, Inc.*                                    10,778        811,260
Stryker Corp.                                              24,591      1,182,335
Tenet Healthcare Corp.*                                    28,475        307,245
Thermo Electron Corp.*                                     10,007        270,389
UnitedHealth Group, Inc.                                   40,737      3,003,946
Waters Corp.*                                               7,312        322,459
Watson Pharmaceuticals, Inc.*                               6,616        194,907
Wellpoint Health Networks, Inc.                             9,626      1,011,596
Wyeth                                                      81,744      3,057,226
Zimmer Holdings, Inc.*                                     14,929      1,179,988
                                                                     -----------
                                                                      83,171,694
                                                                     -----------
INDUSTRIAL (11.5%)
3M Company                                                 47,969      3,836,081
Allied Waste Industries, Inc.*                             19,412        171,796
American Power Conversion                                  12,281        213,567
American Standard Cos., Inc.*                              13,157        511,939
Apollo Group, Inc. Cl A*                                   11,872        871,049
Avery Dennison Corp.                                        6,767        445,133
Block (H. & R.), Inc.                                      10,105        499,389
Boeing Co.                                                 51,446      2,655,643
Burlington Northern Santa Fe                               22,781        872,740
CSX Corp.                                                  13,114        435,385
Caterpillar, Inc.                                          20,918      1,682,853
Cendant Corp.                                              64,699      1,397,498
Cintas Corp.                                               10,477        440,453
Cooper Industries, Ltd.*                                    5,803        342,377
Crane Co.                                                   3,640        105,269
Cummins Inc.                                                2,623        193,813
Danaher Corp.                                              18,852        966,731
Deere & Co.                                                15,230        983,097
Delta Air Lines, Inc.*                                      7,698         25,326
Deluxe Corp.                                                3,094        126,916
Donnelley (R.R.) & Sons Co.                                13,428        420,565
Dover Corp.                                                12,444        483,698
Eaton Corp.                                                 9,307        590,157
Emerson Electric Co.                                       25,832      1,598,742
Equifax, Inc.                                               8,380        220,897
FedEx Corp.                                                18,411      1,577,639
Fisher Scientific Intl*                                     7,091        413,618
Fluor Corp.                                                 5,029        223,891
General Dynamics Corp.                                     12,252      1,250,929
General Electric Co.                                      647,075     21,728,781
Goodrich Corporation                                        7,204        225,917
Grainger (W.W.), Inc.                                       5,589        322,206
Honeywell International, Inc.                              52,601      1,886,272
ITT Industries, Inc.                                        5,653        452,183
Illinois Tool Works, Inc.                                  18,524      1,725,881
Ingersoll Rand Co.*                                        10,602        720,618
Lockheed Martin Corp.                                      27,265      1,520,842
Masco Corp.                                                26,554        916,910
Monster Worldwide, Inc.*                                    7,170        176,669
Navistar International Corp.*                               4,223        157,053
Norfolk Southern Corp.                                     24,128        717,567
Northrop Grumman Corp.                                     21,994      1,172,940
PACCAR, Inc.                                               10,723        741,174
Pall Corp.                                                  7,697        188,423
Parker Hannifin Corp.                                       7,267        427,736
Pitney Bowes, Inc.                                         14,141        623,618
Power One, Inc.*                                            5,102         33,061
Raytheon Co,                                               27,646      1,049,995
Robert Half Intl., Inc.                                    10,490        270,327
Rockwell Automation, Inc.                                  11,297        437,194
Rockwell Collins                                           10,930        405,940
Ryder System, Inc.                                          3,976        187,031
Southwest Airlines Co.                                     48,352        658,554

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
INDUSTRIAL (Cont'd.)
Textron, Inc.                                               8,435        542,117
Tyco International, Ltd.                                  123,111      3,774,583
Union Pacific Corp.                                        15,854        929,044
United Parcel Service Cl B                                 68,961      5,235,519
United Technologies Corp.                                  31,444      2,936,241
Waste Management, Inc.                                     35,517        971,035
                                                                     -----------
                                                                      74,692,622
                                                                     -----------
TECHNOLOGY (15.4%)
ADC Telecommunications, Inc.*                              49,574         89,729
Adobe Systems, Inc.                                        14,597        722,114
Advanced Micro Devices, Inc.*                              21,752        282,776
Affiliated Computer Svcs.*                                  7,843        436,620
Agilent Technologies, Inc.*                                29,761        641,945
Altera Corp.*                                              22,783        445,863
Analog Devices, Inc.                                       23,189        899,269
Andrew Corp.*                                               9,855        120,625
Apple Computer, Inc.*                                      23,774        921,243
Applied Materials, Inc.*                                  104,078      1,716,246
Applied Micro Circuits Corp.*                              19,191         60,068
Autodesk, Inc.                                              6,912        336,131
Automatic Data Processing, Inc.                            35,801      1,479,297
Avaya, Inc.*                                               27,741        386,710
BMC Software, Inc.*                                        13,632        215,522
Broadcom Corp. Cl A*                                       19,739        538,677
Ciena Corp.*                                               34,882         69,066
Cisco Systems, Inc.*                                      414,386      7,500,387
Citrix Systems, Inc.*                                      10,413        182,436
Computer Associates Intl., Inc.                            35,779        940,988
Computer Sciences Corp.*                                   11,490        541,179
Compuware Corp.*                                           23,668        121,890
Comverse Technology, Inc.*                                 11,969        225,376
Convergys Corp.*                                            8,775        117,848
Corning, Inc.*                                             85,411        946,354
Dell, Inc.*                                               153,008      5,447,085
EMC Corp.*                                                147,373      1,700,684
Electronic Arts, Inc.*                                     18,519        851,689
Electronic Data Systems Corp.                              31,355        607,973
First Data Corp.                                           52,551      2,285,969
Fiserv, Inc.*                                              11,921        415,566
Gateway, Inc.*                                             22,783        112,776
Hewlett-Packard Co.                                       185,078      3,470,213
Intel Corp.                                               393,151      7,886,609
Intl. Business Machines Corp.                             102,666      8,802,583
Intuit, Inc.*                                              11,720        532,088
JDS Uniphase Corp.*                                        88,262        297,443
Jabil Circuit, Inc.*                                       12,253        281,819
KLA Tencor Corp.*                                          12,025        498,797
LSI Logic Corp.*                                           23,589        101,669
Lexmark Int'l, Inc.*                                        7,875        661,579
Linear Technology Corp.                                    18,931        686,059
Lucent Technologies*                                      264,112        837,235
Maxim Integrated Products, Inc                             19,902        841,656
Mercury Interactive Corp.*                                  5,640        196,723
Micron Technology, Inc.*                                   37,475        450,824
Microsoft Corp.                                           666,347     18,424,489
Molex Inc., Cl A                                           11,658        347,642
Motorola, Inc.                                            144,791      2,612,030
NCR Corp.*                                                  5,794        287,324
NVIDIA Corporation*                                        10,152        147,407
National Semiconductor Corp.                               21,949        339,990
Network Appliance, Inc.*                                   21,921        504,183
Novell, Inc.*                                              23,658        149,282
Novellus Systems, Inc.*                                     8,750        232,663
Oracle Corp.*                                             316,897      3,574,598
PMC Sierra, Inc.*                                          10,805         95,192
Parametric Technology Corp.*                               16,494         87,088
Paychex, Inc.                                              23,124        697,189
Peoplesoft, Inc.*                                          22,485        446,327
PerkinElmer, Inc.                                           7,774        133,868
QLogic Corp.*                                               5,661        167,622
Qualcomm, Inc.                                             99,759      3,894,591
Sabre Group Holdings, Inc.                                  8,412        206,346
Sanmina Corp.*                                             31,939        225,170
Scientific-Atlanta, Inc.                                    9,344        242,196
Siebel Systems, Inc.*                                      30,980        233,589
Solectron Corp.*                                           58,937        291,738

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                            Shares      Value($)
                                                           ------      --------
TECHNOLOGY (Cont'd.)
Sun Microsystems, Inc.*                                   203,842        823,522
Sungard Data Sys. Inc.*                                    17,750        421,918
Symantec Corp.*                                            19,314      1,059,952
Symbol Technologies, Inc.                                  14,669        185,416
Tektronix, Inc.                                             5,660        188,195
Tellabs, Inc.*                                             25,441        233,803
Teradyne, Inc.*                                            11,868        159,031
Texas Instruments, Inc.                                   106,091      2,257,616
Unisys Corp.*                                              20,522        211,787
Veritas Software Corp.*                                    26,526        472,163
Xerox Corp.*                                               51,426        724,078
Xilinx, Inc.                                               21,237        573,399
Yahoo!, Inc.*                                              83,385      2,827,585
                                                                     -----------
                                                                     100,384,387
                                                                     -----------
TELECOMMUNICATIONS (3.6%)
AT&T Corp.                                                 48,705        697,456
AT&T Wireless*                                            167,284      2,472,458
Alltel Corp.                                               18,854      1,035,273
BellSouth Corp.                                           112,190      3,042,593
CenturyTel, Inc.                                            8,275        283,336
Citizens Communications Co.                                20,320        272,085
Nextel Communications, Inc.*                               68,245      1,626,961
Qwest Communications Intl.*                               111,240        370,429
SBC Communications, Inc.                                  203,081      5,269,952
Sprint Corp. (FON Gp.)                                     89,024      1,792,043
Verizon Communications                                    169,669      6,681,565
                                                                     -----------
                                                                      23,544,151
                                                                     -----------
UTILITIES (2.8%)
AES Corp.*                                                 39,616        395,764
Allegheny Energy, Inc.*                                     7,778        124,137
Ameren Corp.                                               11,906        549,462
American Electric Power, Inc.                              24,200        773,432
CINergy Corp.                                              11,067        438,253
CMS Energy Corp.*                                           9,884         94,096
Calpine Corp.*                                             27,161         78,767
Centerpoint Energy, Inc.                                   18,753        194,281
Consolidated Edison, Inc.                                  14,718        618,745
Constellation Energy Group                                 10,754        428,439
DTE Energy Co.                                             10,611        447,678
Dominion Resources, Inc.                                   20,238      1,320,530
Duke Energy Corp.                                          57,473      1,315,557
Dynergy, Inc.*                                             23,186        115,698
Edison International                                       19,958        529,087
Entergy Corp.                                              13,906        842,843
Exelon Corp.                                               40,458      1,484,404
FPL Group, Inc.                                            11,293        771,538
FirstEnergy Corp.                                          20,204        829,980
Keyspan Corporation                                         9,748        382,122
NiSource, Inc.                                             16,081        337,862
Nicor, Inc.                                                 2,697         98,980
PG & E Corp.*                                              24,570        746,928
PPL Corporation                                            11,555        545,165
Peoples Energy Corp.                                        2,283         95,155
Pinnacle West Capital Corp.                                 5,592        232,068
Progress Energy, Inc.                                      15,125        640,393
Public Svc. Enterprise Group                               14,467        616,294
Sempra Energy                                              14,206        514,115
Southern Co.                                               45,240      1,356,295
TXU Corp.                                                  18,190        871,665
Teco Energy, Inc.                                          12,135        164,187
Xcel Energy, Inc.                                          24,433        423,180
                                                                     -----------
                                                                      18,377,100
                                                                     -----------

TOTAL INDEXED ASSETS
  (Cost: $601,291,844) 97.8%                                         637,762,036
                                                                     -----------

-------------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity      Amount($)       Value($)
                                                                                -------    --------      ---------       --------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)                                                           1.43      11/04/04        500,000           499,326
U.S. Treasury Bill (a)                                                           1.63      12/16/04        500,000           498,299
                                                                                                                       -------------
                                                                                                                             997,625
                                                                                                                       -------------
COMMERCIAL PAPER (2.0%)
Anheuser-Busch Cos., Inc.                                                        1.80      10/01/04     13,133,000        13,133,000
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,130,605) 2.2%                                                                 14,130,625
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $615,422,449) 100.0%                                                                          $ 651,892,661
                                                                                                                       =============

--------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

--------------
FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:

                                                                            Expiration           Underlying Face         Unrealized
                                                                               Date              Amount at Value         Gain(Loss)
                                                                            ----------           ---------------         ----------
Purchased
51 S&P 500 Stock Index Futures Contracts                                   December 2004            $14,214,975           ($85,650)
                                                                                                    ===========           ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.2%

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Equity Index Fund are:

Unrealized Appreciation                                           $ 108,077,025
Unrealized Depreciation                                             (68,029,899)
                                                                  -------------
Net                                                               $  40,047,126
                                                                  =============

Cost of Investments                                               $ 618,999,363
                                                                  =============

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
BASIC MATERIALS (4.5%)
Airgas, Inc.                                               17,228        414,678
Albemarle Corp.                                             9,627        337,811
Arch Coal, Inc.                                            12,635        448,416
Bowater, Inc.                                              12,877        491,773
Cabot Corp.                                                14,253        549,738
Crompton Corp.                                             26,497        251,457
Cytec Industries, Inc.                                      8,993        440,207
FMC Corp.*                                                  8,410        408,474
Ferro Corp.                                                 9,692        211,383
Glatfelter                                                 10,123        125,424
IMC Global, Inc.*                                          26,757        465,304
Longview Fibre Co.                                         11,814        179,573
Lubrizol Corp.                                             15,039        520,349
Lyondell Petrochemical Co.                                 41,227        925,958
Martin Marietta Materials, Inc.                            11,150        504,761
Minerals Technologies, Inc.                                 4,736        278,761
Olin Corp.                                                 16,127        322,540
Packaging Corp of America                                  24,666        603,577
Peabody Energy Corp.                                       14,790        880,005
Potlatch Corp.                                              6,815        319,010
RPM International, Inc.                                    26,825        473,461
Scotts Co. Cl A*                                            7,530        483,050
Sensient Technologies Corp.                                10,848        234,751
Sonoco Products Co.                                        22,633        598,417
Valspar Corp.                                              11,868        553,998
                                                                     -----------
                                                                      11,022,876
                                                                     -----------
CONSUMER, CYCLICAL (16.6%)
Cheesecake Factory, Inc.*                                  12,015        521,451
99 Cent Only Stores*                                       16,055        228,463
Abercrombie & Fitch Co. Cl A                               21,840        687,960
Aeropostale, Inc.*                                         12,966        339,709
American Eagle Outfitters                                  16,549        609,831
American Greetings Corp. Cl A                              15,766        396,042
Ann Taylor Stores Corp.*                                   16,485        385,749
Applebees Intl., Inc.                                      18,959        479,284
Arvin Meritor, Inc.                                        16,047        300,881
Bandag, Inc.                                                4,482        196,312
Barnes & Noble, Inc.*                                      16,189        598,993
Belo Corporation                                           26,552        598,482
Blyth, Inc.                                                 9,423        291,171
Bob Evans Farms, Inc.                                       8,143        221,164
Borders Group, Inc.                                        17,633        437,298
Borg-Warner, Inc.                                          12,884        557,748
Boyd Gaming Corp.                                          20,022        563,619
Brinker International, Inc.*                               20,761        646,705
CBRL Group, Inc.                                           11,269        406,586
Caesars Entertainment, Inc.*                               71,544      1,194,785
Callaway Golf Co.                                          17,397        183,886
CarMax, Inc.*                                              24,024        517,717
Catalina Marketing Corp.                                   12,058        278,299
Chico's FAS, Inc.*                                         20,618        705,136
Claire's Stores, Inc.                                      22,878        572,865
D.R. Horton, Inc.                                          53,900      1,784,629
Dollar Tree Stores*                                        26,225        706,764
Emmis Communications Cl A*                                 12,932        233,552
Entercom Communications*                                   11,514        376,047
Furniture Brands Intl., Inc.                               12,639        316,986
GTECH Holdings Corp.                                       27,259        690,198
Gentex Corp.                                               17,908        629,108
Harman Intl. Industries, Inc.                              15,253      1,643,511
Harte-Hanks, Inc.                                          19,848        496,398
Hovanian Enterprises, Inc.*                                14,123        566,332
International Speedway Corp.                               12,309        614,219
Krispy Kreme Doughnuts, Inc*                               14,262        180,557
Lear Corp.                                                 15,848        862,924
Lee Enterprises                                            10,445        484,021
Lennar Corp.                                               36,044      1,715,694
Mandalay Resort Group                                      15,604      1,071,215
Media General, Inc. Cl A                                    5,470        306,047
Michaels Stores, Inc.                                      15,769        933,682
Modine Manufacturing Co.                                    7,976        240,157
Mohawk Industries, Inc.*                                   15,411      1,223,479
Neiman-Marcus Group, Inc.                                  11,374        654,005
O'Reilly Automotive, Inc.*                                 12,728        487,355
Outback Steakhouse, Inc.                                   17,019        706,799
Pacific Sunwear of California*                             17,124        360,460
Payless Shoesource, Inc.*                                  15,720        159,244

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
CONSUMER, CYCLICAL (Cont'd.)
PetSmart, Inc.                                             33,537        952,115
Pier 1 Imports, Inc.                                       20,192        365,071
Reader's Digest Assn                                       22,995        335,497
Regis Corporation                                          10,238        411,772
Rent-A-Center, Inc.*                                       18,272        472,514
Ross Stores, Inc.                                          34,068        798,554
Ruby Tuesday, Inc.                                         15,159        422,481
Ryland Group, Inc.                                          5,477        507,499
Saks Incorporated                                          32,767        394,842
Scholastic Corp.*                                           9,161        282,983
Six Flags, Inc.*                                           21,529        117,118
Superior Industries Intl                                    6,160        184,492
Thor Industries, Inc.                                      13,205        349,536
Timberland Company Cl A*                                    8,104        460,307
Toll Brothers, Inc.*                                       17,259        799,609
Tupperware Corp.                                           13,519        229,553
Urban Outfitters, Inc.*                                    18,587        639,393
Valassis Communication, Inc.*                              11,960        353,777
Washington Post Co. Cl B                                    2,216      2,038,720
Westwood One, Inc.*                                        22,460        444,034
Williams-Sonoma, Inc.*                                     26,889      1,009,682
                                                                     -----------
                                                                      40,933,068
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.1%)
BJ's Wholesale Club, Inc.*                                 16,086        439,791
Church & Dwight                                            14,281        400,725
Constellation Brands, Inc. Cl A                            24,776        942,975
Dean Foods Co*                                             36,453      1,094,319
Energizer Holdings, Inc.*                                  18,010        830,261
Hormel Foods Corp.                                         32,015        857,362
J.M. Smucker Co.                                           13,480        598,647
Lancaster Colony Corp.                                      8,248        347,777
PepsiAmericas, Inc.                                        31,930        609,863
Ruddick Corp.                                              10,775        211,621
Smithfield Foods, Inc.*                                    25,531        638,275
Tootsie Roll Inds., Inc.                                   12,074        352,802
Tyson Foods, Inc.                                          81,530      1,306,111
Universal Corp.                                             5,897        263,242
Whole Foods Market, Inc.                                   14,381      1,233,746
                                                                     -----------
                                                                      10,127,517
                                                                     -----------
ENERGY (7.6%)
Cooper Cameron Corp.*                                      12,688        695,810
ENSCO International, Inc.                                  34,926      1,141,032
FMC Technologies, Inc.*                                    15,545        519,203
Forest Oil Corp.*                                          13,611        409,963
Grant Prideco, Inc.*                                       28,346        580,810
Hanover Compressor Co.*                                    18,011        242,248
Helmerich & Payne, Inc.                                    11,670        334,812
Murphy Oil Corp.                                           21,273      1,845,858
National-Oilwell, Inc.*                                    19,844        652,074
NewField Exploration Company*                              14,390        881,244
Noble Energy, Inc.                                         13,494        785,891
Overseas Shipholding Group                                  9,124        452,915
Patterson UTI Energy, Inc.                                 38,547        735,091
Pioneer Natural Resources Co.                              33,565      1,157,321
Plains Exploration & Power*                                17,809        424,923
Pogo Producing Co.                                         14,772        700,931
Pride International, Inc.*                                 31,410        621,604
Smith International, Inc.*                                 24,204      1,469,909
Tidewater, Inc.                                            14,009        455,993
Varco International, Inc.*                                 22,538        604,469
Weatherford International, Ltd.                            30,833      1,573,100
Western Gas Resources                                      17,037        487,088
XTO Energy, Inc.                                           59,843      1,943,701
                                                                     -----------
                                                                      18,715,990
                                                                     -----------
FINANCIAL (17.5%)
AMB Property Corp.                                         19,108        707,378
Allmerica Financial Corp.*                                 12,328        331,377
AmerUs Group Co.                                            9,033        370,353
American Financial Group                                   16,970        507,233
Americredit Corp.*                                         36,394        759,907
Associated Banc-Corp                                       25,429        815,508
Astoria Financial Corp.                                    17,669        627,073
Bank of Hawaii Corp.                                       12,145        573,851
Banknorth Group, Inc.                                      39,936      1,397,760

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
FINANCIAL (Cont'd.)
Berkley (W.R.) Corp.                                       19,384        817,229
Brown & Brown Inc.                                         15,956        729,189
City National Corp.                                        11,331        735,948
Colonial BancGroup, Inc.                                   30,850        630,883
Commerce Bancorp, Inc. (N.J.)                              18,151      1,001,935
Compass Bancshares, Inc.                                   28,298      1,240,018
Cullen/Frost Bankers, Inc.                                 11,875        551,831
Developers Diversified Realty*                             23,500        920,025
Eaton Vance Corp.                                          15,648        632,023
Edwards (A.G.), Inc.                                       18,300        633,546
Everest RE Group*                                          12,894        958,411
Fidelity Natl, Finl., Inc.                                 40,112      1,528,267
First American Corp.                                       20,461        630,813
Firstmerit Corp.                                           19,614        515,946
GATX Corp.                                                 11,427        304,644
Gallagher (Arthur J.) & Co.                                21,221        703,052
Greater Bay Bancorp                                        11,878        341,493
Greenpoint Financial Corp.                                 30,594      1,419,867
HCC Insurance Holdings, Inc.                               14,918        449,778
Hibernia Corp. Cl A                                        35,887        947,776
Highwoods Properties, Inc.                                 12,404        305,262
Horace Mann Educators Corp.                                 9,877        173,638
Hospitality Properties Trust                               15,540        660,295
Independence Community Bank Corp.                          19,395        757,375
Indymac Bancorp, Inc.                                      14,119        511,108
Investors Financial Services                               15,323        691,527
Jefferies Group                                            13,080        450,868
Labranche & Co.*                                           13,836        116,914
Legg Mason, Inc.                                           23,268      1,239,486
Leucadia National                                          16,392        928,607
Liberty Property Trust                                     19,668        783,573
Mack-Cali Realty Corp.                                     13,968        618,782
Mercantile Bankshares Corp.                                18,271        876,277
MoneyGram International, Inc.                              20,454        349,354
New Plan Excel Realty Trust                                23,617        590,425
New York Community Bancorp, Inc.                           61,146      1,255,939
Ohio Casualty Corp.*                                       14,165        296,473
Old Republic Intl. Corp.                                   42,088      1,053,463
PMI Group, Inc.                                            22,188        900,389
Protective Life Corp.                                      16,020        629,746
Radian Group, Inc.                                         21,424        990,432
Raymond James Financial, Inc.                              17,039        410,981
Rayonier, Inc.                                             11,453        518,134
SEI Investments                                            23,810        801,921
Silicon Valley Bancshares*                                  8,233        306,021
StanCorp Financial Group, Inc.                              6,559        467,001
TCF Financial                                              32,234        976,368
United Dominion Realty Tr., Inc.                           29,577        586,512
Unitrin, Inc.                                              15,771        655,600
Waddell & Reed Financial, Inc.                             19,083        419,826
Washington Federal, Inc.                                   18,147        456,397
Webster Financial Corp.                                    12,277        606,361
Westamerica Bancorp                                         7,343        403,057
Wilmington Trust Corp.                                     15,341        555,498
                                                                     -----------
                                                                      43,126,724
                                                                     -----------
HEALTHCARE (8.9%)
Apria Healthcare Group, Inc.*                              11,540        314,465
Barr Pharmaceuticals, Inc.*                                24,134        999,872
Beckman Coulter, Inc.                                      14,158        794,547
Cephalon, Inc.*                                            13,091        627,059
Charles River Laboratories, Inc.                           10,641        487,358
Community Health Systems, Inc.*                            20,104        536,375
Covance, Inc.*                                             14,467        578,246
Coventry Health Care*                                      20,685      1,103,958
Cytyc Corp.*                                               25,654        619,544
Dentsply International, Inc.                               18,627        967,486
Edwards Lifesciences Corp.*                                13,774        461,429
First Health Group Corp.*                                  21,181        340,802
Health Net, Inc.*                                          25,861        639,284
Henry Schein, Inc.*                                        10,066        627,212
Hillenbrand Industries, Inc.                               14,293        722,225
Inamed Corp.*                                               8,219        391,800
Ivax Corp.*                                                57,777      1,106,430
Lifepoint Hospitals, Inc.*                                  8,939        268,259
Lincare Holdings, Inc.*                                    23,083        685,796
Millennium Pharmaceuticals, Inc.                           70,485        966,349

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
HEALTHCARE (Cont'd.)
Omnicare, Inc.                                             24,019        681,179
Pacificare Health Systems, Inc.                            19,869        729,192
Par Pharmaceutical Cos., Inc.*                              7,841        281,727
Patterson Cos., Inc.*                                      15,796      1,209,342
Perrigo Co.                                                16,302        335,006
Protein Design*                                            21,971        430,192
Renal Care Group, Inc.*                                    15,447        497,857
Sepracor, Inc.*                                            20,234        987,015
Steris Corp.*                                              15,928        349,460
Triad Hospitals, Inc.*                                     17,738        610,897
Universal Health Services Cl B                             13,477        586,250
VISX, Inc.*                                                11,430        235,458
Valeant Pharmaceuticals                                    19,377        467,373
Varian Medical Systems, Inc.*                              31,376      1,084,668
Vertex Pharmaceutical*                                     18,475        193,988
                                                                     -----------
                                                                      21,918,100
                                                                     -----------
INDUSTRIAL (12.2%)
ADESA, Inc.*                                               22,025        361,871
AGCO Corp.*                                                20,855        471,740
AirTran Holdings, Inc.*                                    19,762        196,830
Alaska Air Group, Inc.*                                     6,208        153,834
Alexander & Baldwin, Inc.                                   9,833        333,732
Alliant TechSystems, Inc.*                                  8,680        525,140
Ametek, Inc.                                               15,754        477,661
Banta Corp.                                                 5,756        228,801
C.H. Robinson Worldwide, Inc.                              19,760        916,666
CNF Transportation, Inc.                                   11,766        482,288
Career Education Corp.*                                    23,645        672,227
Carlisle Companies, Inc.                                    7,175        458,698
ChoicePoint, Inc.*                                         20,446        872,022
Copart Inc.*                                               20,813        393,990
Corinthian Colleges, Inc.*                                 20,859        281,179
DeVry, Inc.*                                               16,233        336,185
Donaldson Company, Inc.                                    19,975        567,090
Dun & Bradstreet*                                          16,247        953,699
Dycom Industries, Inc.*                                    11,217        318,451
Education Management Corp.*                                16,897        450,136
Expeditors Int'l Wash., Inc.                               24,469      1,265,047
Fastenal Co.                                               17,550      1,010,880
Federal Signal Corp.                                       11,153        207,223
Flowserve Corporation*                                     12,767        308,706
Foot Locker, Inc.                                          35,954        852,110
Graco, Inc.                                                16,003        536,101
Granite Construction                                        9,654        230,731
HON Industries, Inc.                                       13,278        525,543
Harsco Corp.                                                9,497        426,415
Hubbell, Inc. Cl B                                         14,058        630,220
ITT Educational Services, Inc.                             10,564        380,832
Invitrogen Corp.*                                          12,190        670,328
J.B. Hunt Transport Svcs., Inc                             18,653        692,772
Jacobs Engineering Group, Inc.                             13,003        497,885
JetBlue Airways Corp.*                                     23,873        499,423
Kelly Services, Inc.                                        8,084        215,924
Kennametal, Inc.                                            8,429        380,569
Korn/Ferry International*                                   8,944        163,049
L-3 Communications Hldgs., Inc.                            24,696      1,654,632
Laureate Education, Inc.*                                  10,548        392,597
Manpower, Inc.                                             20,787        924,814
Miller (Herman), Inc.                                      16,458        405,690
Nordson Corp.                                               8,247        283,120
Pentair, Inc.                                              23,198        809,842
Precision Castparts Corp.                                  14,997        900,570
Quanta Services, Inc.*                                     27,099        163,949
Republic Services, Inc.                                    35,068      1,043,624
Rollins, Inc.                                              10,544        256,114
SPX, Inc.                                                  17,537        620,810
Sequa Corp. Cl A*                                           2,425        126,609
Sotheby's Holdings*                                        14,597        229,465
Stericycle, Inc.*                                          10,435        478,967
Swift Transportation Co., Inc.                             18,466        310,598
Tecumseh Products Co. Cl A                                  4,295        179,832
Teleflex, Inc.                                              9,293        394,953
The Brink's Company                                        13,126        396,011
Thomas & Betts Corp.                                       13,620        365,288
Trinity Industries                                         10,891        339,472
United Rentals*                                            17,958        285,353

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
INDUSTRIAL  (Cont'd.)
Werner Enterprises, Inc.                                   18,305        353,470
York International Corp.                                    9,559        301,969
                                                                     -----------
                                                                      30,163,747
                                                                     -----------
TECHNOLOGY (12.9%)
3Com Corp.*                                                90,904        383,615
Activision, Inc.*                                          31,965        443,355
Acxiom Corp.                                               19,869        471,690
Adtran, Inc.                                               18,395        417,199
Advanced Fibre Communication*                              20,432        324,869
Advent Software, Inc.*                                      7,622        128,278
Alliance Data Systems*                                     18,676        757,499
Arrow Electronics, Inc.*                                   26,658        601,938
Ascential Software Corp.*                                  13,554        182,572
Atmel Corp.*                                              109,854        397,671
Avnet, Inc.*                                               27,860        476,963
Avocent Corp.*                                             11,343        295,258
BISYS Group, Inc.*                                         27,838        406,713
CDW Corp.                                                  19,202      1,114,292
CSG Systems Intl., Inc.*                                   12,034        185,444
Cabot MicroElectronics Corp.*                               5,762        208,873
Cadence Design Systems, Inc.*                              62,194        811,010
Ceridian Corp.*                                            34,368        632,715
Certegy, Inc.                                              14,641        544,792
CheckFree Corp.*                                           20,032        554,285
Cognizant Tech Solutions*                                  30,346        925,856
CommScope, Inc.*                                           12,510        270,216
Credence Systems Corp.*                                    22,020        158,544
Cree, Inc.*                                                16,929        516,842
Cypress Semiconductor Corp.*                               28,942        255,847
DST Systems, Inc.*                                         19,408        863,074
Diebold, Inc.                                              16,560        773,352
Fair Isaac Corporation                                     16,241        474,237
Fairchild Semiconductor Intl.*                             27,573        390,709
Gartner, Inc.*                                             24,961        291,794
Harris Corp.                                               15,318        841,571
Henry (Jack) & Associates                                  20,849        391,336
Imation Corp.                                               8,215        292,372
Integrated Circuit Systems, Inc.                           16,804        361,286
Integrated Device Tech., Inc.*                             24,504        233,523
International Rectifier*                                   15,286        524,310
Intersil Corp. Cl A                                        34,767        553,838
Keane, Inc.*                                               14,271        219,060
Kemet Corp.*                                               20,006        161,849
LTX Corp.*                                                 14,110         76,335
Lam Research Corp.*                                        30,961        677,427
Lattice Semiconductor Corp.*                               26,213        128,706
MPS Group, Inc.*                                           24,277        204,170
Macromedia, Inc.*                                          15,982        320,919
Macrovision Corp.*                                         11,376        273,934
McAfee, Inc.*                                              36,082        725,248
McData Corporation Cl A*                                   27,426        137,953
Mentor Graphics Corp.*                                     16,567        181,657
Micrel, Inc.*                                              21,140        220,067
Microchip Technology, Inc.                                 47,550      1,276,242
National Instruments Corp.                                 18,196        550,793
Newport Corp.*                                              9,816        112,590
Plantronics, Inc.                                          11,025        476,721
Plexus Corp.*                                               9,986        110,245
Polycom, Inc.*                                             22,963        455,127
Powerwave Technologies, Inc.*                              24,106        148,493
Quantum Corp.*                                             42,014         97,052
RF Micro Devices*                                          43,134        273,470
RSA Security, Inc.*                                        14,702        283,749
Retek, Inc.*                                               12,902         58,833
Reynolds & Reynolds Co.                                    14,924        368,175
Sandisk Corp.*                                             37,405      1,089,234
Semtech Corp.*                                             17,171        329,168
Silicon Laboratories, Inc.*                                11,966        395,955
Storage Technology Corp.*                                  25,670        648,424
Sybase, Inc.*                                              21,952        302,718
Synopsys, Inc.*                                            36,028        570,323
Tech Data Corp.*                                           13,409        516,917
Titan Corp.*                                               19,486        272,219
Transaction Systems Architects                              8,654        160,835
Triquint Semiconductor, Inc.*                              31,714        123,685
Utstarcom, Inc.*                                           26,319        423,999

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
TECHNOLOGY  (Cont'd.)
Varian, Inc.*                                               8,019        303,680
Vishay Intertechnology, Inc.*                              38,362        494,870
Wind River Systems*                                        18,909        230,690
Zebra Technologies Cl A*                                   16,564      1,010,570
                                                                     -----------
                                                                      31,869,840
                                                                     -----------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                     56,674        197,792
Telephone & Data Systems, Inc.                             13,255      1,115,673
                                                                     -----------
                                                                       1,313,465
                                                                     -----------
UTILITIES (6.6%)
AGL Resources, Inc.                                        15,012        461,919
Alliant Energy Corp.                                       26,151        650,637
Amphenol Corp. CL A*                                       20,260        694,108
Aqua America Inc.                                          21,486        475,055
Aquila, Inc.*                                              54,440        169,853
Black Hills Corp.                                           7,477        207,711
DPL, Inc.                                                  29,258        602,130
Duquesne Light Holdings, Inc.                              17,689        317,694
Energy East Corporation                                    33,881        853,124
Equitable Resources, Inc.                                  14,286        775,873
Great Plains Energy, Inc.                                  17,175        500,651
Hawaiian Electric Inds                                     18,590        493,379
IdaCorp, Inc.                                               8,869        257,733
MDU Resources Group                                        27,138        714,544
NSTAR                                                      12,266        602,261
National Fuel Gas Co.                                      19,073        540,338
Northeast Utilities                                        29,608        574,099
OGE Energy Corp.                                           20,266        511,311
Oneok, Inc.                                                23,759        618,209
PNM Resources, Inc.                                        13,971        314,487
Pepco Holdings, Inc.                                       42,829        852,297
Puget Energy, Inc.                                         22,960        521,192
Questar Corp.                                              19,377        887,854
SCANA Corp.                                                25,739        961,094
Sierra Pacific Resources*                                  27,121        242,733
Vectren Corporation                                        17,547        441,832
WGL Holdings, Inc.                                         11,251        317,952
WPS Resources                                               8,583        386,148
Westar Energy, Inc.                                        19,779        399,535
Wisconsin Energy Corp.                                     27,165        866,563
                                                                     -----------
                                                                      16,212,316
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $206,498,620) 91.4%                                         225,403,643
                                                                     -----------

-------------
*     Non-income producing security.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity      Amount($)        Value($)
                                                                                -------    --------      ---------        --------
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)                                                           1.30      10/21/04        600,000           599,566
U.S. Treasury Bill (a)                                                           1.63      12/16/04        500,000           498,299
                                                                                                                       -------------
                                                                                                                           1,097,865
                                                                                                                       -------------
U.S. GOVERNMENT AGENCIES (5.3%)
Federal Home Loan Mtge. Co.                                                      1.72      10/05/04      13,090,000       13,087,498
                                                                                                                       -------------

COMMERCIAL PAPER (2.8%)
Exxon Asset Management Corp.                                                     1.74      10/01/04      6,000,000         6,000,000
Gannett Co., Inc.                                                                1.73      10/04/04        413,000           412,940
XTRA, Inc.                                                                       1.75      10/07/04        353,000           352,897
                                                                                                                       -------------
                                                                                                                           6,765,837
                                                                                                                       -------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,951,180) 8.6%
                                                                                                                          20,951,200
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $227,449,800) 100.0%                                                                          $ 246,354,843
                                                                                                                       =============

--------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

-------------
FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:

                                                                               Expiration           Underlying Face     Unrealized
                                                                                  Date              Amount at Value     Gain(Loss)
                                                                               ----------           ---------------     ----------
Purchased
71 S&P MidCap 400 Stock Index Futures Contracts                               December 2004           $21,090,550        $109,200
                                                                                                      ===========        ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 8.6 %

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation                                           $  42,790,166
Unrealized Depreciation                                             (20,535,898)
                                                                  -------------
Net                                                               $  22,254,268
                                                                  -------------

Cost of Investments                                               $ 230,799,020
                                                                  =============

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT (4.2%)
U.S. Treasury Strip                                          AAA                  0.00      02/15/17      15,000,000      8,371,410
U.S. Treasury Strip                                          AAA                  0.00      05/15/14      10,000,000      6,584,630
                                                                                                                        -----------
                                                                                                                         14,956,040
                                                                                                                        -----------
U.S. GOVERNMENT AGENCIES (46.1%)
MORTGAGE-BACKED OBLIGATIONS (33.0%)
FHLMC                                                        AAA                  8.00      07/15/06          33,634         33,615
FHLMC                                                        AAA                  5.50      08/15/26       4,500,000      4,654,530
FHLMC                                                        AAA                  4.00      10/15/26       9,000,000      8,916,156
FNMA                                                         AAA                  8.00      03/01/31         388,113        422,244
FNMA                                                         AAA                  7.00      09/01/31         354,013        375,648
FNMA                                                         AAA                  7.00      11/01/31       1,113,389      1,181,431
FNMA                                                         AAA                  6.00      04/01/32       1,469,066      1,522,306
FNMA                                                         AAA                  6.00      04/01/32         873,052        904,693
FNMA                                                         AAA                  8.00      04/01/32         685,926        742,416
FNMA                                                         AAA                  7.50      04/01/32         628,320        672,905
FNMA                                                         AAA                  8.00      04/01/32         160,914        174,858
FNMA                                                         AAA                  6.50      05/01/32       5,241,123      5,501,434
FNMA                                                         AAA                  6.00      05/01/32       3,944,013      4,086,948
FNMA                                                         AAA                  6.50      05/01/32       1,318,327      1,383,805
FNMA                                                         AAA                  7.50      06/01/32       1,577,140      1,689,053
FNMA                                                         AAA                  7.00      06/01/32       1,445,933      1,533,874
FNMA                                                         AAA                  6.00      04/01/33       4,812,945      4,987,371
FNMA                                                         AAA                  5.00      06/01/33       3,634,801      3,605,850
FNMA                                                         AAA                  5.50      07/01/33       6,334,411      6,432,170
FNMA                                                         AAA                  5.50      09/01/33       3,110,841      3,158,850
FNMA                                                         AAA                  5.00      11/01/33       4,810,109      4,771,796
FNMA                                                         AAA                  5.00      01/01/34       1,752,108      1,738,153
FNMA                                                         AAA                  5.50      03/01/34       2,740,061      2,782,348
FNMA                                                         AAA                  5.00      03/01/34       1,920,817      1,905,518
FNMA                                                         AAA                  5.50      03/01/34       1,419,121      1,441,022
FNMA                                                         AAA                  5.00      04/01/34       1,106,633      1,096,378
FNMA                                                         AAA                  4.50      05/01/34       1,658,541      1,599,116
FNMA                                                         AAA                  4.50      06/01/34       2,799,982      2,699,659
FNMA                                                         AAA                  5.50      07/01/34       3,384,388      3,433,404
FNMA                                                         AAA                  5.50      09/01/34         999,348      1,013,821
FNMA                                                         AAA                  5.00      10/25/15       5,000,000      5,087,620
FNMA                                                         AAA                  6.50      09/01/16         397,409        420,999
FNMA                                                         AAA                  6.50      03/01/17       1,877,183      1,988,547

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                         AAA                  6.00      03/01/17         890,990        934,868
FNMA                                                         AAA                  5.50      04/01/17         541,526        560,904
FNMA                                                         AAA                  5.50      05/01/17         489,977        507,510
FNMA                                                         AAA                  6.50      05/01/17         460,966        488,313
FNMA                                                         AAA                  5.00      04/01/18       1,005,760      1,023,963
FNMA                                                         AAA                  4.50      05/01/18       3,895,830      3,893,613
FNMA                                                         AAA                  5.00      09/01/18       3,031,158      3,086,018
FNMA                                                         AAA                  4.50      12/01/18       1,873,014      1,871,948
FNMA                                                         AAA                  4.50      02/01/19       1,421,604      1,418,310
FNMA                                                         AAA                  4.00      05/01/19       3,222,792      3,144,826
FNMA                                                         AAA                  4.50      06/01/19       1,320,387      1,317,327
FNMA                                                         AAA                  4.00      11/25/26       4,750,000      4,695,484
GNMA (1)                                                     AAA                  6.50      04/15/31         215,962        228,121
GNMA (1)                                                     AAA                  7.00      09/15/31         289,731        309,110
GNMA (1)                                                     AAA                  7.00      09/15/31         186,977        199,484
GNMA (1)                                                     AAA                  6.50      12/15/31         872,310        921,426
GNMA (1)                                                     AAA                  6.50      04/01/32       1,511,905      1,586,997
GNMA (1)                                                     AAA                  6.50      05/15/32         402,027        424,597
GNMA (1)                                                     AAA                  7.00      05/15/32         236,559        252,322
GNMA (1)                                                     AAA                  5.50      10/01/33       3,865,887      3,925,550
GNMA (1)                                                     AAA                  5.50      05/01/17       1,183,910      1,226,274
GNMA (1)                                                     AAA                  6.27      10/16/27       3,000,000      3,293,904
                                                                                                                        -----------
                                                                                                                        117,269,407
                                                                                                                        -----------
NON-MORTGAGE-BACKED OBLIGATIONS (13.1%)
FFCB                                                         AAA                  2.88      06/29/06       2,500,000      2,505,353
FFCB                                                         AAA                  4.15      05/15/13      10,000,000      9,778,180
FHLB                                                         AAA                  2.88      09/15/06         300,000        300,543
FHLMC                                                        AAA                  4.50      01/15/13       2,500,000      2,511,705
FHLMC                                                        AAA                  5.20      03/05/19      10,000,000      9,811,620
FNMA                                                         AAA                  3.25      02/15/09      22,000,000     21,670,023
                                                                                                                        -----------
                                                                                                                         46,577,424
                                                                                                                        -----------
BASIC MATERIALS (5.3%)
International Paper Co.                                      BBB                  4.25      01/15/09       2,000,000      2,006,880
Intl. Flavors & Fragrances                                   BBB+                 6.45      05/15/06       2,500,000      2,630,995
Lyondell Chemical Co.                                        B+                  10.25      11/01/10       5,000,000      5,525,000
PolyOne Corp.                                                B+                   7.50      12/15/15       3,750,000      3,187,500

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
BASIC MATERIALS (Cont'd.)
Praxair, Inc.                                                A-                   6.90      11/01/06       5,000,000      5,403,440
                                                                                                                        -----------
                                                                                                                         18,753,815
                                                                                                                        -----------
CONSUMER, CYCLICAL (7.5%)
Centex Corp.                                                 BBB-                 7.38      06/01/05       5,000,000      5,121,160
Centex Corp.                                                 BBB-                 8.75      03/01/07       2,000,000      2,231,070
Coors Brewing Co.                                            BBB+                 6.38      05/15/12       2,000,000      2,206,242
Cox Communications, Inc. Cl A                                BBB                  3.88      10/01/08       2,000,000      1,927,928
Daimlerchrysler                                              BBB                  4.05      06/04/08       1,000,000      1,008,963
Fruit of the Loom, Inc. (2)                                  NR                   7.00      03/15/11       1,352,599        126,622
Fruit of the Loom, Inc. (2)                                  NR                   7.38      11/15/23         366,386             37
Harman Intl. Industries, Inc.                                BBB-                 7.13      02/15/07       1,868,000      2,013,330
Kellwood, Co.                                                BBB-                 7.88      07/15/09       4,000,000      4,471,420
Newell Rubbermaid                                            BBB+                 4.63      12/15/09       2,500,000      2,528,780
Quebecor World Cap Corp.                                     BBB-                 4.88      11/15/08       1,500,000      1,497,438
Stanley Works                                                A                    3.50      11/01/07         250,000        252,301
Target Corp.                                                 A+                   5.38      06/15/09       3,250,000      3,462,485
                                                                                                                        -----------
                                                                                                                         26,847,776
                                                                                                                        -----------
CONSUMER, NON-CYCLICAL (3.2%)
Coca-Cola Enterprises, Inc.                                  A                    2.50      09/15/06       2,000,000      1,981,490
General Mills, Inc.                                          BBB+                 2.63      10/24/06       2,000,000      1,971,082
Kellogg Co.                                                  BBB+                 2.88      06/01/08       2,000,000      1,960,886
Safeway, Inc.                                                BBB                  4.13      11/01/08       1,000,000        999,319
Safeway, Inc.                                                BBB                  2.50      11/01/05       1,000,000        996,205
Wal-Mart Stores, Inc.                                        AA                   6.88      08/10/09       3,000,000      3,402,327
                                                                                                                        -----------
                                                                                                                         11,311,309
                                                                                                                        -----------
ENERGY (1.1%)
Anadarko Petroleum Corp.                                     BBB+                 3.25      05/01/08       2,000,000      1,976,740
Ocean Energy, Inc.                                           BBB                  4.38      10/01/07       1,750,000      1,788,050
                                                                                                                        -----------
                                                                                                                          3,764,790
                                                                                                                        -----------
FINANCIAL (24.0%)
American Honda Finance                                       A+                   3.85      11/06/08       2,000,000      2,010,752
Bank of America Corp.                                        A+                   4.75      10/15/06       2,000,000      2,068,474
Bear Stearns Cos., Inc.                                      A                    3.00      03/30/06       2,000,000      2,005,236
Berkley (W.R.) Corp.                                         BBB+                 8.70      01/01/22       5,000,000      6,117,680
CIT Group Hldgs., Inc.                                       A                    2.88      09/29/06       2,000,000      1,989,168
Deere Capital Corp.                                          A-                   3.90      01/15/08       2,500,000      2,536,133
Executive Risk, Inc.                                         A                    7.13      12/15/07       5,000,000      5,601,345
Fairfax Financial Holdings, Ltd.                             BB                   8.25      10/01/15       2,500,000      2,275,000

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
FINANCIAL (Cont'd.)
First Horizon Mtge. Trust                                    AAA                  5.00      06/25/33       5,575,440      5,638,889
First Tennessee Natl. Corp.                                  BBB+                 4.50      05/15/13       5,000,000      4,831,700
Ford Motor Credit Co.                                        BBB-                 7.38      10/28/09       3,000,000      3,286,005
GE Capital Corp.                                             AAA                  2.75      09/25/06       4,000,000      3,987,612
General Motors Acceptance Corp.                              BBB                  0.00      12/01/12      10,000,000      6,006,470
Goldman Sachs Group, Inc.                                    A+                   3.88      01/15/09       1,750,000      1,751,762
JP Morgan Chase Bank                                         A+                   5.63      08/15/06       2,000,000      2,096,048
Lehman Brothers Holdings, Inc.                               A                    4.00      01/22/08       2,000,000      2,031,562
Markel Corporation                                           BBB-                 7.00      05/15/08       1,000,000      1,073,449
Markel Corporation                                           BBB-                 6.80      02/15/13       1,000,000      1,070,958
Nationwide Health Properties                                 BBB-                 7.90      11/20/06       5,000,000      5,382,970
Natl Rural Utils. Coop. Fin. Cor                             A+                   3.88      02/15/08       1,500,000      1,513,371
Northern Trust Co.                                           AA-                  2.88      12/15/06       2,500,000      2,494,350
Rank Group Financial                                         BBB-                 6.75      11/30/04       5,000,000      5,029,570
Roslyn Bancorp, Inc.                                         BBB-                 7.50      12/01/08       1,000,000      1,122,530
SLM Corp.                                                    A                    4.00      01/15/09       2,250,000      2,255,114
Simon Property Group, Inc.                                   BBB                  7.88      03/15/16       5,000,000      5,948,790
Textron Finance Corp.                                        A-                   2.69      10/03/06       2,000,000      1,984,874
US Bank NA                                                   AA-                  2.85      11/15/06       1,000,000        998,214
Union Planters Bank                                          A+                   5.13      06/15/07       2,000,000      2,107,268
                                                                                                                        -----------
                                                                                                                         85,215,294
                                                                                                                        -----------
HEALTHCARE (1.6%)
Bausch & Lomb, Inc.                                          BBB-                 6.75      12/15/04       2,000,000      2,012,684
Baxter International, Inc.                                   A-                   5.25      05/01/07       2,000,000      2,090,852
Wyeth                                                        A                    5.50      03/15/13       1,750,000      1,785,453
                                                                                                                        -----------
                                                                                                                          5,888,989
                                                                                                                        -----------
INDUSTRIAL (2.0%)
Seariver Maritime                                            AAA                  0.00      09/01/12      10,000,000      7,064,530
                                                                                                                        -----------
TECHNOLOGY (1.2%)
Hewlett-Packard Co.                                          A-                   5.75      12/15/06       2,000,000      2,109,668
Intl. Business Machines Corp.                                A+                   4.88      10/01/06       2,000,000      2,076,176
                                                                                                                        -----------
                                                                                                                          4,185,844
                                                                                                                        -----------
TELECOMMUNICATIONS (0.6%)
Verizon Global                                               A+                   4.00      01/15/08       2,000,000      2,030,628
                                                                                                                        -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $338,904,270) 96.8%                                                              343,865,846
                                                                                                                        -----------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity       Amount($)       Value($)
                                                                                -------    --------       ---------       --------
COMMERCIAL PAPER (3.2%)
American Express Credit Corp.                                                    1.73      10/01/04      6,500,000         6,500,000
Novartis Finance Corp.                                                           1.83      10/01/04      4,890,000         4,890,000
                                                                                                                       -------------
                                                                                                                          11,390,000
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,390,000) 3.2%                                                                 11,390,000
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $350,294,270) 100.0%                                                                          $ 355,255,846
                                                                                                                       =============

-----------
Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association
               NR = Issue not rated by S&P/Moody's

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of September 30, 2004 is 3.1%.

*     Ratings as per Standard & Poor's Corporation.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Bond Fund are:

Unrealized Appreciation                                           $   9,052,234
Unrealized Depreciation                                              (4,090,658)
                                                                  -------------
Net                                                               $   4,961,576
                                                                  =============

Cost of Investments                                               $ 350,294,270
                                                                  =============

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT (27.2%)
U.S. Treasury Notes                                          AAA                  2.75      07/31/06       7,250,000      7,277,188
U.S. Treasury Notes                                          AAA                  1.63      04/30/05       1,000,000        997,734
                                                                                                                        -----------
                                                                                                                          8,274,922
                                                                                                                        -----------
U.S. GOVERNMENT AGENCIES (57.3%)
MORTGAGE-BACKED OBLIGATIONS (27.7%)
FHLMC                                                        AAA                  7.50      02/15/07          25,894         25,879
FHLMC                                                        AAA                  7.00      03/15/07          28,066         28,049
FHLMC                                                        AAA                  7.50      09/01/07           2,824          2,938
FHLMC                                                        AAA                  7.25      11/01/07           1,244          1,269
FHLMC                                                        AAA                  7.75      05/01/08          97,662        103,212
FHLMC                                                        AAA                  6.00      10/01/08         139,258        146,327
FHLMC                                                        AAA                  5.50      04/01/09         108,564        111,602
FHLMC                                                        AAA                  8.25      10/01/09          32,037         32,762
FHLMC                                                        AAA                  7.50      07/01/10          12,497         13,290
FHLMC                                                        AAA                  7.00      02/01/14          85,462         91,451
FHLMC                                                        AAA                  6.50      04/01/14         338,102        357,981
FHLMC                                                        AAA                  8.00      05/01/14          23,894         24,044
FHLMC                                                        AAA                  8.50      09/01/17          17,791         18,793
FHLMC                                                        AAA                  8.00      09/01/18          75,366         79,913
FHLMC                                                        AAA                  6.00      02/01/19          74,521         77,699
FHLMC                                                        AAA                  7.50      03/15/21          57,684         57,641
FHLMC                                                        AAA                  4.50      03/15/22       2,000,000      2,016,566
FHLMC                                                        AAA                  4.50      08/15/22         722,080        727,289
FHLMC                                                        AAA                  4.00      11/15/26         879,383        880,320
FNMA                                                         AAA                  8.25      10/01/05             889            904
FNMA                                                         AAA                  8.50      06/01/06          57,467         59,950
FNMA                                                         AAA                  7.50      07/01/06          24,152         24,677
FNMA                                                         AAA                  7.50      09/01/06          14,613         14,698
FNMA                                                         AAA                  7.50      05/01/07           8,416          8,700
FNMA                                                         AAA                  7.75      03/01/08          30,299         31,457
FNMA                                                         AAA                  8.00      04/01/08          27,225         28,986
FNMA                                                         AAA                  6.00      09/01/08          72,040         75,663
FNMA                                                         AAA                  7.50      09/01/08          36,721         38,202
FNMA                                                         AAA                  5.50      11/01/08          80,972         84,190
FNMA                                                         AAA                  5.50      12/01/08          14,253         14,819
FNMA                                                         AAA                  7.50      01/01/09          12,972         13,183
FNMA                                                         AAA                  5.50      02/01/09          47,429         49,315

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                         AAA                  5.50      06/01/09         131,771        136,808
FNMA                                                         AAA                  6.00      07/01/09          81,710         85,820
FNMA                                                         AAA                  6.50      11/01/09          35,114         37,192
FNMA                                                         AAA                  8.50      12/01/09          33,854         36,476
FNMA                                                         AAA                  8.25      01/01/10          48,781         50,675
FNMA                                                         AAA                  6.00      11/01/10          83,772         87,985
FNMA                                                         AAA                  6.00      01/01/11          47,211         49,585
FNMA                                                         AAA                  6.00      09/01/12         120,176        126,280
FNMA                                                         AAA                  6.50      08/01/13          75,464         79,203
FNMA                                                         AAA                  6.00      07/01/16          24,705         26,097
FNMA                                                         AAA                  8.75      09/01/16          62,509         65,169
FNMA                                                         AAA                  8.00      06/01/17          12,686         13,135
FNMA                                                         AAA                  4.50      10/25/17       1,000,000      1,014,904
FNMA                                                         AAA                  6.00      12/25/18         269,458        272,106
FNMA                                                         AAA                  5.00      09/25/22          38,634         38,648
FNMA                                                         AAA                  6.50      01/25/23         120,005        123,681
FNMA                                                         AAA                  6.50      12/25/23         200,000        207,109
FNMA                                                         AAA                  4.00      11/25/26         100,000         98,474
GNMA                                                         AAA                  7.50      07/15/07          48,834         50,961
GNMA (1)                                                     AAA                  7.00      08/15/07          70,344         72,924
GNMA (1)                                                     AAA                  7.50      05/20/08          42,574         45,253
GNMA (1)                                                     AAA                  6.00      11/15/08          80,621         84,201
GNMA (1)                                                     AAA                  6.00      06/15/09          43,804         46,033
GNMA (1)                                                     AAA                  9.00      03/15/10          14,239         15,592
Residential Funding Mtge. Sec                                AAA                  5.00      02/25/33         321,401        322,564
                                                                                                                        -----------
                                                                                                                          8,428,644
                                                                                                                        -----------
NON-MORTGAGE-BACKED OBLIGATIONS (29.6%)
FFCB                                                         AAA                  2.88      06/29/06       1,000,000      1,002,141
FHLB                                                         AAA                  2.50      03/15/06         500,000        499,316
FHLB                                                         AAA                  2.88      09/15/06       2,800,000      2,805,071
FHLMC                                                        AAA                  2.75      08/15/06       1,000,000        999,458
FNMA                                                         AAA                  2.25      05/15/06       2,000,000      1,988,824
FNMA                                                         AAA                  2.63      11/15/06       1,000,000        995,385
FNMA                                                         AAA                  2.38      02/15/07         750,000        740,167
                                                                                                                        -----------
                                                                                                                          9,030,362
                                                                                                                        -----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
CONSUMER, CYCLICAL (0.8%)
Caterpillar Fin. Svc                                         A                    2.63      01/30/07         250,000        246,806
                                                                                                                        -----------
CONSUMER, NON-CYCLICAL (1.5%)
CVS Corp.                                                    A-                   5.63      03/15/06         150,000        155,894
Coca-Cola Enterprises, Inc.                                  A                    2.50      09/15/06         100,000         99,075
General Mills, Inc.                                          BBB+                 2.63      10/24/06         100,000         98,554
Safeway, Inc.                                                BBB                  2.50      11/01/05         100,000         99,621
                                                                                                                        -----------
                                                                                                                            453,144
                                                                                                                        -----------
ENERGY (0.7%)
Devon Energy Corporation                                     BBB                  2.75      08/01/06         100,000         99,323
Ocean Energy, Inc.                                           BBB                  4.38      10/01/07         100,000        102,174
                                                                                                                        -----------
                                                                                                                            201,497
                                                                                                                        -----------
FINANCIAL (5.8%)
American Express Co.                                         A+                   5.50      09/12/06         200,000        209,462
Bank of America Corp.                                        A+                   4.75      10/15/06         100,000        103,424
Bank of Oklahoma                                             BBB                  7.13      08/15/07         250,000        276,186
Bear Stearns Cos., Inc.                                      A                    3.00      03/30/06         100,000        100,262
CIT Group Hldgs. Inc.                                        A                    2.88      09/29/06         100,000         99,458
GE Capital Corp.                                             AAA                  2.75      09/25/06         250,000        249,226
JP Morgan Chase Bank                                         A+                   5.63      08/15/06         100,000        104,802
Natl Rural Utils. Coop. Fin. Corp.                           A+                   3.00      02/15/06         185,000        185,674
Northern Trust Co.                                           AA-                  2.88      12/15/06         200,000        199,548
Textron Finance Corp.                                        A-                   2.69      10/03/06         100,000         99,244
US Bank NA                                                   AA-                  2.85      11/15/06         150,000        149,732
                                                                                                                        -----------
                                                                                                                          1,777,018
                                                                                                                        -----------
HEALTHCARE (1.0%)
Baxter International, Inc.                                   A-                   5.25      05/01/07         100,000        104,543
Bristol-Myers Squibb Co.                                     A+                   4.75      10/01/06         200,000        206,667
                                                                                                                        -----------
                                                                                                                            311,210
                                                                                                                        -----------
INDUSTRIAL (1.0%)
Conoco Funding Co.                                           A-                   5.45      10/15/06         200,000        209,681
General Dynamics Corp.                                       A                    2.13      05/15/06         100,000         98,914
                                                                                                                        -----------
                                                                                                                            308,595
                                                                                                                        -----------
TECHNOLOGY (0.7%)
Hewlett-Packard Co.                                          A-                   5.75      12/15/06         100,000        105,483
Intl. Business Machines Corp.                                A+                   4.88      10/01/06         100,000        103,809
                                                                                                                        -----------
                                                                                                                            209,292
                                                                                                                        -----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
UTILITIES (0.7%)
DTE Energy Co.                                               BBB                  6.45      06/01/06         200,000        210,310
                                                                                                                        -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $29,554,610) 96.7%                                                                29,451,800
                                                                                                                        -----------

-------------
*     Ratings as per Standard & Poor's Corporation.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity       Amount($)      Value($)
                                                                                -------    --------       ---------      --------
U.S. GOVERNMENT AGENCIES (3.3%)
FHLB                                                                             1.50      10/01/04      1,011,538         1,011,538
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,011,538) 3.3%                                                                   1,011,538
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $30,566,148) 100.0%                                                                           $  30,463,338
                                                                                                                       =============

-------------
Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB= Federal Home Loan Bank
               FHLMC= Federal Home Loan Mortgage Corporation
               FNMA= Federal National Mortgage Association
               GNMA = Government National Mortgage Association

(1)   U.S. Government guaranteed security.

*     Ratings as per Standard & Poor's Corporation.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Short-Term Bond Fund are:

Unrealized Appreciation                                           $      83,884
Unrealized Depreciation                                                (186,694)
                                                                  -------------
Net                                                               ($    102,810)
                                                                  =============

Cost of Investments                                               $  30,566,148
                                                                  =============

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT AGENCIES (65.4%)
MORTGAGE-BACKED OBLIGATIONS (4.7%)
FHLMC                                                        AAA                  8.00      07/15/06          16,817         16,808
FHLMC                                                        AAA                  7.00      02/01/14          85,462         91,451
FHLMC                                                        AAA                  5.00      06/15/17       3,000,000      3,063,525
FNMA                                                         AAA                  7.00      04/25/07          65,709         67,848
                                                                                                                        -----------
                                                                                                                          3,239,632
                                                                                                                        -----------
NON-MORTGAGE-BACKED OBLIGATIONS (60.7%)
FHLB                                                         AAA                  2.75      03/14/08       4,750,000      4,667,531
FHLMC                                                        AAA                  6.63      09/15/09       5,000,000      5,640,070
FHLMC                                                        AAA                  5.63      03/15/11       4,000,000      4,340,324
FNMA                                                         AAA                  4.25      07/15/07      14,000,000     14,411,073
FNMA                                                         AAA                  3.25      01/15/08       5,000,000      4,990,985
FNMA                                                         AAA                  3.25      02/15/09       1,750,000      1,723,752
FNMA                                                         AAA                  6.63      09/15/09       5,500,000      6,196,355
                                                                                                                        -----------
                                                                                                                         41,970,090
                                                                                                                        -----------
BASIC MATERIALS (1.5%)
Cytec Industries, Inc.                                       BBB                  6.85      05/11/05         500,000        510,199
International Paper Co.                                      BBB                  4.25      01/15/09         250,000        250,860
Intl. Flavors & Fragrances                                   BBB+                 6.45      05/15/06         250,000        263,100
                                                                                                                        -----------
                                                                                                                          1,024,159
                                                                                                                        -----------
CONSUMER, CYCLICAL (4.7%)
Caterpillar Fin. Svc                                         A                    2.63      01/30/07         500,000        493,613
Cox Communications, Inc. Cl A                                BBB                  3.88      10/01/08         500,000        481,982
Daimlerchrysler                                              BBB                  4.05      06/04/08         250,000        252,241
Harman Intl. Industries, Inc.                                BBB-                 7.13      02/15/07         186,000        200,471
Newell Rubbermaid                                            BBB+                 4.63      12/15/09         500,000        505,756
Stanley Works                                                A                    3.50      11/01/07         250,000        252,301
Target Corp.                                                 A+                   5.38      06/15/09       1,000,000      1,065,380
                                                                                                                        -----------
                                                                                                                          3,251,744
                                                                                                                        -----------
CONSUMER, NON-CYCLICAL (4.0%)
Campbell Soup Co.                                            A                    5.50      03/15/07         500,000        525,428
Coca-Cola Enterprises, Inc.                                  A                    2.50      09/15/06         500,000        495,373
General Mills, Inc.                                          BBB+                 2.63      10/24/06         500,000        492,771
Kellogg Co.                                                  BBB+                 2.88      06/01/08         500,000        490,222
Safeway, Inc.                                                BBB                  4.13      11/01/08         500,000        499,660
Wal-Mart Stores, Inc.                                        AA                   6.88      08/10/09         250,000        283,527
                                                                                                                        -----------
                                                                                                                          2,786,981
                                                                                                                        -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
ENERGY (1.1%)
Anadarko Petroleum Corp.                                     BBB+                 3.25      05/01/08         500,000        494,185
Ocean Energy, Inc.                                           BBB                  4.38      10/01/07         250,000        255,436
                                                                                                                        -----------
                                                                                                                            749,621
                                                                                                                        -----------
FINANCIAL (18.9%)
American Honda Finance                                       A+                   3.85      11/06/08         500,000        502,688
American Express Credit Corp.                                A+                   3.00      05/16/08         250,000        245,723
Bank of America Corp.                                        A+                   4.75      10/15/06         500,000        517,119
Bank of Oklahoma                                             BBB                  7.13      08/15/07         350,000        386,660
Bear Stearns Cos., Inc.                                      A                    6.63      10/01/04         500,000        500,000
Berkshire Hathaway Financial                                 AAA                  4.20      12/15/10         500,000        501,890
Deere Capital Corp.                                          A-                   3.90      01/15/08         500,000        507,227
FleetBoston Financial Group                                  A+                   3.85      02/15/08         250,000        252,900
Ford Motor Credit Co.                                        BBB-                 7.38      10/28/09         750,000        821,501
GE Capital Corp.                                             AAA                  2.75      09/25/06         750,000        747,677
General Motors Acceptance Corp.                              BBB                  6.75      01/15/06         500,000        521,546
Heller Financial, Inc.                                       AAA                  6.38      03/15/06         500,000        524,977
Household Finance Corp.                                      A                    6.50      01/24/06         500,000        524,169
JP Morgan Chase Bank                                         A+                   5.63      08/15/06         500,000        524,012
Lehman Brothers Holdings, Inc.                               A                    4.00      01/22/08         500,000        507,891
Markel Corporation                                           BBB-                 7.00      05/15/08         150,000        161,017
Nationwide Health Properties                                 BBB-                 7.60      11/20/28         350,000        390,440
Nationwide Health Properties                                 BBB-                 7.90      11/20/06         250,000        269,149
Natl. Rural Utils. Coop. Fin. Corp.                          A+                   3.88      02/15/08         250,000        252,229
Rank Group Financial                                         BBB-                 6.75      11/30/04         500,000        502,957
Roslyn Bancorp, Inc.                                         BBB-                 7.50      12/01/08         500,000        561,265
SLM Corp.                                                    A                    4.00      01/15/09         500,000        501,137
Sprint Capital Corp.                                         BBB-                 7.13      01/30/06         500,000        527,232
Textron Finance Corp.                                        A-                   2.69      10/03/06         500,000        496,219
The CIT Group, Inc.                                          A                    6.50      02/07/06         500,000        523,833
U S Bancorp                                                  A+                   3.95      08/23/07         500,000        507,770
Union Planters Corp.                                         A-                   6.75      11/01/05         500,000        521,982
Wells Fargo & Company                                        AA-                  3.50      04/04/08         250,000        250,448
                                                                                                                        -----------
                                                                                                                         13,051,658
                                                                                                                        -----------
TECHNOLOGY (1.5%)
Hewlett-Packard Co.                                          A-                   5.75      12/15/06         500,000        527,417
Intl. Business Machines Corp.                                A+                   4.88      10/01/06         500,000        519,044
                                                                                                                        -----------
                                                                                                                          1,046,461
                                                                                                                        -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
TELECOMMUNICATIONS (0.7%)
Verizon Global                                               A+                   4.00      01/15/08         500,000        507,657
                                                                                                                        -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $67,558,212) 97.8%                                                                67,628,003
                                                                                                                        -----------

-------------
*     Ratings as per Standard & Poor's Corporation.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                           Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity       Amount($)      Value($)
                                                                                -------    --------       ---------      --------
COMMERCIAL PAPER (2.2%)
Anheuser-Busch Cos., Inc.                                                        1.80      10/01/04      1,522,000         1,522,000
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,522,000) 2.2%                                                                   1,522,000
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $69,080,212) 100.0%                                                                           $  69,150,003
                                                                                                                       =============

---------------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC= Federal Home Loan Mortgage Corporation
               FNMA= Federal National Mortgage Association

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Mid-Term Bond Fund are:

Unrealized Appreciation                                           $     471,437
Unrealized Depreciation                                                (401,646)
                                                                  -------------
Net                                                               $      69,791
                                                                  =============

Cost of Investments                                               $  69,080,212
                                                                  =============

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
BASIC MATERIALS (2.0%)
Du Pont (E.I.) de Nemours & Co.                            74,000      3,167,200
International Paper Co.                                    33,500      1,353,735
Praxair, Inc.                                              10,500        448,770
                                                                     -----------
                                                                       4,969,705
                                                                     -----------
CONSUMER, CYCLICAL (8.1%)
Carnival Corp.                                             27,960      1,322,228
Circuit City Group, Inc.                                  386,680      5,931,671
Genuine Parts Co.                                          90,000      3,454,200
Staples, Inc.                                             152,000      4,532,640
Target Corp.                                              105,000      4,751,250
                                                                     -----------
                                                                      19,991,989
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.4%)
Proctor & Gamble Co.                                       58,200      3,149,784
Wal-Mart Stores, Inc.                                      76,590      4,074,588
Walgreen Co.                                               37,000      1,325,710
                                                                     -----------
                                                                       8,550,082
                                                                     -----------
ENERGY (0.8%)
Anadarko Petroleum Corp.                                   26,000      1,725,360
Exxon Mobil Corp.                                           6,940        335,410
                                                                     -----------
                                                                       2,060,770
                                                                     -----------
FINANCIAL (14.9%)
American Express Co.                                       87,063      4,480,262
American Int'l. Group, Inc.                                44,000      2,991,560
Bank of America Corp.                                     126,660      5,488,178
Cincinnati Financial Corp.                                 40,057      1,651,150
Citigroup, Inc.                                            53,233      2,348,640
Comerica, Inc.                                             58,400      3,466,040
Golden West Financial Corp.                                25,125      2,787,619
Huntington Bancshares, Inc.                                53,330      1,328,450
J.P. Morgan Chase & Co.                                    69,100      2,745,343
National City Corp.                                        31,400      1,212,668
Principal Financial Group. Inc.                            17,250        620,483
Providian Financial Corp.*                                190,000      2,952,600
Wells Fargo & Company                                      79,623      4,747,919
                                                                     -----------
                                                                      36,820,912
                                                                     -----------
HEALTHCARE (6.6%)
Abbott Laboratories                                        91,776      3,887,631
Becton Dickinson & Co.                                     50,000      2,585,000
Johnson & Johnson                                          65,770      3,704,824
Merck & Co., Inc.                                          60,500      1,996,500
Pfizer, Inc.                                              138,580      4,240,548
                                                                     -----------
                                                                      16,414,503
                                                                     -----------
INDUSTRIAL (8.1%)
General Electric Co.                                      202,020      6,783,816
Grainger (W.W.), Inc.                                      93,000      5,361,450
Thomas & Betts Corp.                                      118,530      3,178,975
Tyco International, Ltd.                                   74,665      2,289,229
United Parcel Service Cl B                                 32,090      2,436,273
                                                                     -----------
                                                                      20,049,743
                                                                     -----------
TECHNOLOGY (11.3%)
Affiliated Computer Svcs.*                                 70,842      3,943,774
Cisco Systems, Inc.*                                       49,400        894,140
Dell, Inc.*                                                76,640      2,728,384
EMC Corp.*                                                367,129      4,236,669
First Data Corp.                                          118,000      5,133,000
Intl. Business Machines Corp.                              27,770      2,381,000
Microsoft Corp.                                           137,200      3,793,594
Sabre Group Holdings, Inc.                                199,500      4,893,735
                                                                     -----------
                                                                      28,004,296
                                                                     -----------
TELECOMMUNICATIONS (2.2%)
Citizens Communications Co.                                62,000        830,180
SBC Communications, Inc.                                   73,870      1,916,927
Sprint Corp. (FON Gp.)                                    134,522      2,707,928
                                                                     -----------
                                                                       5,455,035
                                                                     -----------
UTILITIES (0.6%)
CINergy Corp.                                              35,500      1,405,800
                                                                     -----------

TOTAL COMMON STOCKS
  (Cost: $138,613,205) 58.0%                                         143,722,835
                                                                     -----------

-------------
*     Non-income producing security.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT (0.8%)
U.S. Treasury Notes                                          AAA                  3.88      02/15/13       2,000,000      1,987,500
                                                                                                                        -----------
U.S. GOVERNMENT AGENCIES (22.0%)
MORTGAGE-BACKED OBLIGATIONS (15.4%)
FHLMC                                                        AAA                  8.00      07/15/06          16,817         16,808
FHLMC                                                        AAA                  5.00      06/15/17       4,000,000      4,084,700
FHLMC                                                        AAA                  4.00      10/15/26       1,800,000      1,783,231
FNMA                                                         AAA                  5.00      06/25/33       1,954,009      1,976,246
FNMA                                                         AAA                  8.00      03/01/31         102,135        111,117
FNMA                                                         AAA                  7.50      06/01/31         101,110        108,370
FNMA                                                         AAA                  7.00      09/01/31          98,142        104,140
FNMA                                                         AAA                  7.00      11/01/31         278,347        295,358
FNMA                                                         AAA                  7.50      02/01/32          87,964         94,282
FNMA                                                         AAA                  6.00      04/01/32         374,762        388,344
FNMA                                                         AAA                  6.00      04/01/32         239,923        248,618
FNMA                                                         AAA                  7.50      04/01/32         157,065        168,210
FNMA                                                         AAA                  7.00      04/01/32         132,258        140,302
FNMA                                                         AAA                  8.00      04/01/32          68,987         74,965
FNMA                                                         AAA                  8.00      04/01/32          52,763         57,109
FNMA                                                         AAA                  6.50      05/01/32         385,377        404,517
FNMA                                                         AAA                  6.50      05/01/32         336,218        352,917
FNMA                                                         AAA                  6.00      05/01/32         294,329        304,996
FNMA                                                         AAA                  7.50      06/01/32         111,066        118,947
FNMA                                                         AAA                  7.00      06/01/32         104,274        110,616
FNMA                                                         AAA                  6.50      07/01/32         225,100        236,280
FNMA                                                         AAA                  6.00      04/01/33         842,666        873,205
FNMA                                                         AAA                  6.00      05/01/33         396,042        410,364
FNMA                                                         AAA                  5.00      06/01/33       1,539,445      1,527,183
FNMA                                                         AAA                  5.50      07/01/33       1,110,748      1,127,890
FNMA                                                         AAA                  5.50      09/01/33         888,812        902,529
FNMA                                                         AAA                  5.00      11/01/33       1,894,891      1,879,799
FNMA                                                         AAA                  5.00      03/01/34         432,184        428,742
FNMA                                                         AAA                  5.50      03/01/34         331,128        336,238
FNMA                                                         AAA                  5.50      05/01/34       2,435,964      2,471,244
FNMA                                                         AAA                  4.50      06/01/34         687,715        663,074
FNMA                                                         AAA                  6.00      06/01/34         558,872        578,921
FNMA                                                         AAA                  5.50      07/01/34         846,097        858,351

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT AGENCIES  (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                         AAA                  6.50      07/01/34         442,379        464,412
FNMA                                                         AAA                  6.00      09/01/34         299,853        310,610
FNMA                                                         AAA                  6.00      10/01/34         460,000        476,502
FNMA                                                         AAA                  5.00      10/25/15       1,000,000      1,017,524
FNMA                                                         AAA                  6.50      09/01/16         112,090        118,743
FNMA                                                         AAA                  6.50      03/01/17         140,789        149,141
FNMA                                                         AAA                  6.00      03/01/17          69,995         73,442
FNMA                                                         AAA                  5.50      04/01/17         147,689        152,974
FNMA                                                         AAA                  5.50      05/01/17         122,494        126,877
FNMA                                                         AAA                  6.50      05/01/17         111,268        117,869
FNMA                                                         AAA                  6.50      06/01/17         129,476        137,157
FNMA                                                         AAA                  5.50      06/01/17          61,358         63,554
FNMA                                                         AAA                  5.00      04/01/18       1,877,419      1,911,398
FNMA                                                         AAA                  4.50      05/01/18         820,175        819,708
FNMA                                                         AAA                  5.00      09/01/18         866,045        881,720
FNMA                                                         AAA                  4.50      12/01/18         655,555        655,182
FNMA                                                         AAA                  4.50      02/01/19         331,708        330,939
FNMA                                                         AAA                  4.00      05/01/19         393,023        383,515
FNMA                                                         AAA                  4.00      11/25/26       1,000,000        988,523
GNMA (1)                                                     AAA                  6.50      04/15/31          57,847         61,104
GNMA (1)                                                     AAA                  7.00      05/15/31          47,573         50,755
GNMA (1)                                                     AAA                  7.00      09/15/31          80,138         85,499
GNMA (1)                                                     AAA                  7.00      09/15/31          13,634         14,546
GNMA (1)                                                     AAA                  6.50      10/15/31          67,922         71,746
GNMA (1)                                                     AAA                  6.50      12/15/31          61,215         64,661
GNMA (1)                                                     AAA                  6.00      03/01/32         128,653        133,356
GNMA (1)                                                     AAA                  6.50      04/01/32         415,774        436,424
GNMA (1)                                                     AAA                  6.50      05/15/32         105,293        111,204
GNMA (1)                                                     AAA                  7.00      05/15/32          60,830         64,883
GNMA (1)                                                     AAA                  5.50      10/01/33       1,348,565      1,369,378
GNMA (1)                                                     AAA                  5.50      05/01/17          88,351         91,513
GNMA (1)                                                     AAA                  6.27      10/16/27       3,000,000      3,293,904
                                                                                                                        -----------
                                                                                                                         38,266,376
                                                                                                                        -----------
NON-MORTGAGE-BACKED OBLIGATIONS (6.6%)
FFCB                                                         AAA                  2.88      06/29/06       1,000,000      1,002,141
FHLB                                                         AAA                  2.88      09/15/06         500,000        500,906
FHLMC                                                        AAA                  4.50      01/15/13       3,500,000      3,516,387

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
U.S. GOVERNMENT AGENCIES  (Cont'd.)
NON-MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                         AAA                  3.25      02/15/09       6,000,000      5,910,006
FNMA                                                         AAA                  4.38      03/15/13       4,500,000      4,475,210
Suffolk County, New York                                     AAA                  5.80      11/01/04         250,000        250,693
Suffolk County, New York                                     AAA                  5.88      11/01/05         750,000        755,498
                                                                                                                        -----------
                                                                                                                         16,410,841
                                                                                                                        -----------
BASIC MATERIALS (1.9%)
International Paper Co.                                      BBB                  4.25      01/15/09         500,000        501,720
Lyondell Chemical Co.                                        B+                  10.25      11/01/10         500,000        552,500
PolyOne Corp.                                                B+                   7.50      12/15/15       1,000,000        850,000
Praxair, Inc.                                                A-                   6.90      11/01/06       2,500,000      2,701,720
                                                                                                                        -----------
                                                                                                                          4,605,940
                                                                                                                        -----------
CONSUMER, CYCLICAL (1.8%)
Coors Brewing Co.                                            BBB+                 6.38      05/15/12         500,000        551,561
Cox Communications, Inc. Cl A                                BBB                  3.88      10/01/08         500,000        481,982
Daimlerchrysler                                              BBB                  4.05      06/04/08         250,000        252,241
Fruit of the Loom, Inc. (2)                                  NR                   7.00      03/15/11         541,040         50,649
Fruit of the Loom, Inc. (2)                                  NR                   7.38      11/15/23         146,555             15
Kellwood, Co.                                                BBB-                 7.88      07/15/09         750,000        838,391
Newell Rubbermaid                                            BBB+                 4.63      12/15/09         500,000        505,756
Quebecor World Cap Corp.                                     BBB-                 4.88      11/15/08         500,000        499,146
Stanley Works                                                A                    3.50      11/01/07         250,000        252,301
Target Corp.                                                 A+                   5.38      06/15/09       1,000,000      1,065,380
                                                                                                                        -----------
                                                                                                                          4,497,422
                                                                                                                        -----------
CONSUMER, NON-CYCLICAL (1.1%)
Coca-Cola Enterprises, Inc.                                  A                    2.50      09/15/06         500,000        495,373
General Mills, Inc.                                          BBB+                 2.63      10/24/06         500,000        492,771
Kellogg Co.                                                  BBB+                 2.88      06/01/08         500,000        490,222
Wal-Mart Stores, Inc.                                        AA                   6.88      08/10/09       1,000,000      1,134,109
                                                                                                                        -----------
                                                                                                                          2,612,475
                                                                                                                        -----------
ENERGY (0.4%)
Anadarko Petroleum Corp.                                     BBB+                 3.25      05/01/08         500,000        494,185
Ocean Energy, Inc.                                           BBB                  4.38      10/01/07         500,000        510,872
                                                                                                                        -----------
                                                                                                                          1,005,057
                                                                                                                        -----------
FINANCIAL (9.2%)
American Honda Finance                                       A+                   3.85      11/06/08         500,000        502,687
American Express Credit Corp.                                A+                   3.00      05/16/08         250,000        245,722
Bank of America Corp.                                        A+                   4.75      10/15/06         500,000        517,118

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
LONG-TERM DEBT SECURITIES:                                 Rating*              Rate(%)     Maturity       Amount($)      Value($)
                                                           -------              -------     --------       ---------      --------
FINANCIAL (Cont'd.)
Bear Stearns Cos., Inc.                                      A                    3.00      03/30/06         500,000        501,308
Berkley (W.R.) Corp.                                         BBB+                 8.70      01/01/22       1,500,000      1,835,303
Berkshire Hathaway Financial                                 AAA                  4.20      12/15/10         500,000        501,889
CIT Group Hldgs., Inc.                                       A                    2.88      09/29/06         500,000        497,291
Deere Capital Corp.                                          A-                   3.90      01/15/08         500,000        507,226
Fairfax Financial Holdings, Ltd.                             BB                   8.25      10/01/15         500,000        454,999
First Tennessee Natl. Corp.                                  BBB+                 4.50      05/15/13       1,500,000      1,449,509
FleetBoston Financial Group                                  A+                   3.85      02/15/08         250,000        252,899
Ford Motor Credit Co.                                        BBB-                 7.38      10/28/09       1,000,000      1,095,334
GE Capital Corp.                                             AAA                  5.45      01/15/13       2,000,000      2,118,881
General Motors Acceptance Corp.                              BBB                  0.00      12/01/12       2,500,000      1,501,617
Goldman Sachs Group, Inc.                                    A+                   3.88      01/15/09         500,000        500,504
JP Morgan Chase Bank                                         A+                   5.63      08/15/06         500,000        524,012
Lehman Brothers Holdings, Inc.                               A                    4.00      01/22/08         500,000        507,891
Markel Corporation                                           BBB-                 7.00      05/15/08         250,000        268,362
Markel Corporation                                           BBB-                 6.80      02/15/13         250,000        267,740
Nationwide Health Properties                                 BBB-                 7.90      11/20/06       5,000,000      5,382,970
Natl. Rural Utils. Coop. Fin. Corp.                          A+                   3.88      02/15/08         250,000        252,229
Northern Trust Co.                                           AA-                  2.88      12/15/06       1,000,000        997,740
Roslyn Bancorp, Inc.                                         BBB-                 7.50      12/01/08         250,000        280,633
SLM Corp.                                                    A                    4.00      01/15/09         500,000        501,137
Textron Finance Corp.                                        A-                   2.69      10/03/06         500,000        496,219
Union Planters Bank                                          A+                   5.13      06/15/07         500,000        526,817
Wells Fargo & Company                                        AA-                  3.50      04/04/08         250,000        250,448
                                                                                                                        -----------
                                                                                                                         22,738,485
                                                                                                                        -----------
HEALTHCARE (0.4%)
Baxter International, Inc.                                   A-                   5.25      05/01/07         500,000        522,713
Wyeth                                                        A                    5.50      03/15/13         500,000        510,130
                                                                                                                        -----------
                                                                                                                          1,032,843
                                                                                                                        -----------
INDUSTRIAL (0.9%)
Seariver Maritime                                            AAA                  0.00      09/01/12       3,000,000      2,119,359
                                                                                                                        -----------

TECHNOLOGY (0.4%)
Hewlett-Packard Co.                                          A-                   5.75      12/15/06         500,000        527,417
Intl. Business Machines Corp.                                A+                   4.88      10/01/06         500,000        519,044
                                                                                                                        -----------
                                                                                                                          1,046,461
                                                                                                                        -----------
TELECOMMUNICATIONS (0.2%)
Verizon Global                                               A+                   4.00      01/15/08         500,000        507,657
                                                                                                                        -----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $96,529,516) 39.1%                                                                96,830,416
                                                                                                                        -----------

-----------
*     Ratings as per Standard & Poor's Corporation.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity    Face Amount($)     Value($)
                                                                                -------    --------    --------------     --------
COMMERCIAL PAPER (2.6%)
Anheuser-Busch Cos., Inc.                                                        1.80      10/01/04      3,958,000         3,958,000
Novartis Finance Corp.                                                           1.83      10/01/04        420,000           420,000
XTRA, Inc.                                                                       1.75      10/06/04      2,116,000         2,115,486
                                                                                                                       -------------
                                                                                                                           6,493,486
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,493,486) 2.6%                                                                   6,493,486
                                                                                                                       -------------

TEMPORARY CASH INVESTMENTS**(Cost: $790,300) 0.3%                                                                            790,300
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $242,426,507) 100.0%                                                                          $ 247,837,037
                                                                                                                       =============

---------
Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB= Federal Home Loan Bank
               FHLMC= Federal Home Loan Mortgage Corporation FNMA= Federal National Mortgage Association GNMA = Government National Mortgage Association NR = Issue not rated by either S&P or Moody's

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of September 30, 2004 is 0.8%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Composite Fund are:

Unrealized Appreciation                                           $   9,735,831
Unrealized Depreciation                                              (4,191,075)
                                                                  -------------
Net                                                               $   5,544,756
                                                                  =============

Cost of Investments                                               $ 242,560,733
                                                                  =============

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
BASIC MATERIALS (6.7%)
A. Schulman, Inc.                                          92,400      2,036,496
Cleveland-Cliffs, Inc.*                                    16,520      1,335,972
Commercial Metals Co.                                      43,310      1,720,273
Cytec Industries, Inc.                                     41,300      2,021,635
FMC Corp.*                                                 41,300      2,005,941
Georgia Gulf Corp.                                         90,010      4,013,546
Graftech International, Ltd.*                             265,610      3,705,260
Lone Star Technologies, Inc.*                              37,000      1,398,600
Longview Fibre Co.                                        105,440      1,602,688
Lubrizol Corp.                                             42,680      1,476,728
Steel Dynamics, Inc.                                       33,090      1,277,936
                                                                     -----------
                                                                      22,595,075
                                                                     -----------
CONSUMER, CYCLICAL (17.8%)
Aaron Rents, Inc.                                         115,485      2,512,954
American Eagle Outfitters                                  80,000      2,948,000
Boyd Gaming Corp.                                          80,300      2,260,445
Brookstone, Inc.*                                         103,490      1,954,926
Buffalo Wild Wings, Inc.*                                  69,370      1,945,135
CSK Auto Corp*                                            120,410      1,603,861
Cache, Inc.*                                              141,690      2,125,350
Collins & Aikman Corp*                                    189,240        791,023
Crown Holdings, Inc.*                                     471,720      4,863,433
Deckers Outdoor Corp.*                                     80,000      2,720,000
Dick's Sporting Goods, Inc.*                               54,570      1,943,783
Fossil, Inc.*                                              90,000      2,784,600
Guitar Center, Inc.*                                       57,050      2,470,265
Gymboree Corp.*                                           156,340      2,251,296
Hibbett Sporting Goods, Inc.*                             110,000      2,253,900
Jacuzzi Brands, Inc.*                                     321,250      2,987,625
Landry's Restaurant, Inc.                                 133,620      3,646,490
Lithia Motors, Inc. Cl A                                   28,020        595,705
P.F. Changs China Bistro, Inc.*                            45,000      2,182,050
Pinnacle Entertainment, Inc.*                             125,000      1,725,000
Quiksilver, Inc.*                                         110,000      2,796,200
Red Robin Gourmet Burgers*                                 74,330      3,245,991
Shopko Stores, Inc.*                                      132,450      2,305,955
Sunterra Corporation*                                     123,760      1,179,433
The Steak N Shake Company*                                 90,850      1,551,718
The Warnaco Group, Inc.*                                  100,000      2,223,000
                                                                     -----------
                                                                      59,868,138
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.0%)
Cabela's, Inc. Cl A*                                        1,500         35,775
Chiquita Brands Intl., Inc.*                              136,800      2,381,688
Conmed Corp.*                                              26,970        709,311
Jarden Corp.                                               79,280      2,892,927
Longs Drug Stores Corp.                                    86,820      2,101,044
Phase Forward, Inc.*                                      111,100        917,686
Ralcorp Holdings, Inc.                                     60,000      2,166,000
Walter Industries, Inc.                                   131,620      2,108,552
                                                                     -----------
                                                                      13,312,983
                                                                     -----------
ENERGY (6.7%)
Brigham Exploration Company*                              180,870      1,700,178
Denbury Resources, Inc.*                                   54,510      1,384,554
FMC Technologies, Inc.*                                    54,470      1,819,298
Grey Wolf, Inc.*                                          118,690        580,394
KFX, Inc.*                                                133,000      1,025,430
Maverick Tube Corp.*                                       37,000      1,139,970
Patina Oil & Gas Corp.                                     24,880        735,702
Plains Exploration & Power*                                88,670      2,115,666
Range Resources Corp.                                     223,910      3,916,186
Southern Union Co.*                                        86,951      1,782,496
Stone Energy Corp.*                                        23,770      1,040,175
Ultra Petroleum Corp.*                                     16,330        800,987
Unisource Energy Corp.                                     80,250      1,954,088
Western Gas Resources                                      60,000      1,715,400
Whiting Petroleum Corp.*                                   29,750        904,400
                                                                     -----------
                                                                      22,614,924
                                                                     -----------
FINANCIAL (19.5%)
Accredited Home Lenders*                                   42,580      1,640,182
Alabama National Bancorp                                   46,093      2,759,588
American Home Mortgage Inv                                 92,860      2,595,437
Amli Residential Properties                                68,750      2,100,313
Argonaut Group, Inc.*                                      57,590      1,075,205
Assured Guaranty Com.*                                     78,180      1,302,479

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
FINANCIAL (Cont'd.)
BankAtlantic Bancorp, Inc. ClA                            152,050      2,785,556
Banner Corporation                                         45,210      1,329,174
Brookline Bankcorp                                        157,860      2,473,666
Capital Automotive REIT                                    60,550      1,893,399
Carramerica Realty Corp.                                   36,290      1,186,683
Choice Hotels Intl., Inc.                                  40,000      2,303,600
Columbia Banking System                                    61,635      1,466,297
Direct General Corp.                                       76,120      2,201,390
Equity Inns, Inc.                                         213,170      2,106,120
First Niagara Financial Grp                               162,300      2,171,574
First State Banck Corporation                              41,010      1,293,045
Highwoods Properties, Inc.                                 74,340      1,829,507
Innkeepers USA Trust                                      185,000      2,301,400
KNBT Bancor, Inc.                                          95,200      1,603,168
LandAmerica Financial Group                                57,880      2,633,540
Luminent Mortgage Capital, Inc.                            96,310      1,221,211
MAF Bancorp                                                55,300      2,385,089
Medical Properties of America*                            130,600      1,306,000
Mid-America Apt. Communities                               65,660      2,557,457
Pennsylvania REIT                                          53,490      2,067,923
PrivateBancorp, Inc.                                      114,092      3,075,920
Provident Financial Services                              137,000      2,363,250
Santander Bancorp                                          52,635      1,315,875
Selective Insurance Group                                  11,620        432,264
Sterling Financial Corp.*                                  77,891      2,744,879
Stewart Information Services                               51,190      2,016,886
Sws Group, Inc.                                            62,700      1,008,216
Texas Regional Bancshares                                  65,938      2,050,012
                                                                     -----------
                                                                      65,596,305
                                                                     -----------
HEALTHCARE (5.7%)
Able Laboratories, Inc*                                    51,350        983,866
Advanced Medical Optics. Inc.*                             41,830      1,655,213
Amylin Pharmaceuticals, Inc.*                              36,100        740,772
Atherogenics*                                              20,500        675,475
Auxilium Pharmaceuticals, Inc.                            129,620      1,105,659
Bioenvision, Inc.*                                        110,000        878,900
Caliper Life Sciences, Inc.*                              268,100      1,884,743
Cubist Pharmaceuticals, Inc.*                              80,990        800,181
Dendreon Corp.*                                            83,645        703,454
GTC Biotherapeutics*                                      327,171        575,821
ISTA Pharmaceuticals, Inc.*                                73,550        896,575
Immunicon Corp.*                                          123,120      1,231,200
Kensey Nash Corp.*                                         27,930        731,487
Rigel Pharmaceuticals, Inc.*                               30,000        759,000
Telik, Inc.*                                               75,126      1,675,310
Transkarayotic Therapies, Inc.                             44,000        780,120
Ventana Medical Systems Inc.*                              35,000      1,765,400
Wright Medical Group, Inc.*                                60,000      1,507,200
                                                                     -----------
                                                                      19,350,376
                                                                     -----------
INDUSTRIAL (20.2%)
American Italian Pasta Co.                                 67,250      1,758,588
Apogee Enterprises, Inc.                                  191,610      2,477,517
Applied Industrial Tech, Inc.                              80,300      2,869,922
Audiovox Corp. Cl A*                                       56,622        953,514
Aviall, Inc.*                                             112,190      2,288,676
Benchmark Electronics*                                     41,840      1,246,832
Champion Enterprises, Inc.*                               308,100      3,170,349
Ciber, Inc.*                                              368,390      2,770,293
Digital River, Inc.*                                       65,000      1,935,700
Dycom Industries, Inc.*                                    86,780      2,463,684
Engineered Support Systems                                 56,320      2,570,445
Esterline Technologies*                                    74,370      2,274,978
General Cable Corp.*                                      347,740      3,699,954
Kerzner International, Ltd.*                               43,000      1,890,710
Kirby Corp.*                                               74,614      2,995,752
Landstar System, Inc.*                                     37,990      2,229,253
Laureate Education, Inc.*                                  49,510      1,842,762
Mine Safety Appliances Co.                                 50,000      2,036,000
Molecular Devices Corp.*                                   36,400        857,948
Mykrolis Corp.*                                           116,740      1,175,572
Northwest Airlines Corp.*                                 195,130      1,602,017
Penn National Gaming, Inc.*                                46,000      1,858,400
Precision Castparts Corp.                                  35,250      2,116,763
RailAmerica, Inc.*                                        277,670      3,068,254

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
INDUSTRIAL (Cont'd.)
Siligan Holdings, Inc.                                     59,290      2,745,127
Spherion Corp.*                                           228,340      1,785,619
TTM Technologies*                                         195,420      1,737,284
Trinity Industries                                         78,660      2,451,832
Triumph Group, Inc.*                                       35,690      1,207,393
UTI Worldwide, Inc.*                                       58,040      3,413,332
Universal Forest Products                                  58,110      1,987,362
Us Home Systems, Inc.*                                     67,480        468,311
                                                                     -----------
                                                                      67,950,143
                                                                     -----------
TECHNOLOGY (12.9%)
ASE Test Limited*                                         170,900        897,225
Aeroflex, Inc.*                                            80,600        851,942
Andrew Corp.*                                             108,340      1,326,082
Angiotech Pharmaceuticals*                                 36,700        743,909
Anixter International, Inc.                                50,510      1,772,396
Ask Jeeves, Inc.*                                          42,770      1,399,007
CSG Systems Intl., Inc.*                                  125,000      1,926,250
Callwave, Inc.*                                            44,840        428,222
Cypress Semiconductor Corp.*                              305,540      2,700,974
DRS Technologies, Inc.*                                    56,110      2,100,758
Embarcardero Technologies, Inc.                           269,260      2,277,940
Hyperion Solutions, Corp.*                                 51,000      1,733,490
Informatica Corp.*                                        103,060        602,901
Integrated Device Tech., Inc.*                            150,000      1,429,500
Integrated Silicon Solution*                              131,840        958,477
Lecroy Corp.*                                             107,690      1,799,500
Lionbridge Technologies, Inc.*                            250,000      2,147,500
Micrel, Inc.*                                             200,000      2,082,000
On Semiconductor*                                         400,000      1,252,000
PalmSource, Inc.*                                          80,000      1,659,200
Skyworks Solutions, Inc.*                                 276,010      2,622,095
Varian, Inc.*                                              55,000      2,082,850
Viasat, Inc.*                                              89,670      1,802,367
Websense, Inc.*                                            46,010      1,917,236
Western Digital Corp.*                                    129,530      1,138,568
Xenogen Corporation*                                      111,100        688,819
Zoran Corp.*                                               74,910      1,177,584
aQuantive, Inc.*                                          210,030      2,026,789
                                                                     -----------
                                                                      43,545,581
                                                                     -----------
TELECOMMUNICATIONS (0.5%)
CT Communications, Inc.                                    48,460        668,263
Ivillage, Inc.*                                           150,000        900,000
                                                                     -----------
                                                                       1,568,263
                                                                     -----------
UTILITIES (4.0%)
Avista Corp.                                               47,540        860,474
Energen Corp.                                              48,430      2,496,567
Integrated Electrical Svcs.*                              194,330        934,727
PNM Resources, Inc.                                       114,690      2,581,672
Southwestern Energy Co.*                                  110,290      4,631,077
Westar Energy, Inc.                                        99,360      2,007,072
                                                                     -----------
                                                                      13,511,589
                                                                     -----------

TOTAL COMMON STOCKS
(Cost: $313,412,851) 98.0%                                           329,913,377
                                                                     -----------

-------------
*     Non income producing security.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                          Face
SHORT-TERM DEBT SECURITIES:                                                     Rate(%)    Maturity      Amount($)      Value($)
                                                                                -------    --------      ---------      --------
COMMERCIAL PAPER (2.0%)
Anheuser-Busch Cos., Inc.                                                        1.80      10/01/04      6,036,000         6,036,000
XTRA, Inc.                                                                       1.75      10/06/04        712,000           711,827
                                                                                                                       -------------
                                                                                                                           6,747,827
                                                                                                                       -------------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,747,827) 2.0%                                                                   6,747,827
                                                                                                                       -------------

TOTAL INVESTMENTS (Cost: $320,160,678) 100.0%                                                                          $ 336,661,204
                                                                                                                       =============

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Aggressive Equity Fund are:

Unrealized Appreciation                                           $  38,622,238
Unrealized Depreciation                                             (21,841,861)
                                                                  -------------
Net                                                               $  16,780,377
                                                                  =============

Cost of Investments                                               $ 320,440,529
                                                                  =============

    MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                             Shares      Value($)
                                                           ------      --------
DIVERSIFIED MUTUAL FUNDS (100%)
Bond Fund                                               1,524,253      2,037,047
Equity Index Fund                                         862,493      1,706,392
Mid-Term Bond Fund                                      2,089,707      2,037,393
Short-Term Bond Fund                                      976,625      1,021,083
                                                                     -----------
                                                                       6,801,915
                                                                     -----------

TOTAL INVESTMENTS (Cost: $6,683,543) 100.0%                           $6,801,915
                                                                     ===========

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Conservative Allocation Fund are:

Unrealized Appreciation                                           $     186,243
Unrealized Depreciation                                                       0
                                                                  -------------
Net                                                               $     186,243
                                                                  =============

Cost of Investments                                               $   6,751,413
                                                                  =============

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                         Shares          Value($)
                                                       ------          --------
DIVERSIFIED MUTUAL FUNDS (100%)
Bond Fund                                             6,526,199        8,721,763
Mid-Cap Equity Index Fund                             3,307,740        4,424,916
Equity Index Fund                                     5,169,715       10,227,981
Mid-Term Bond Fund                                    5,964,978        5,815,650
                                                                     -----------
                                                                      29,190,310
                                                                     -----------

TOTAL INVESTMENTS (Cost: $29,022,874) 100.0%                         $29,190,310
                                                                     ===========

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Moderate Allocation Fund are:

Unrealized Appreciation                                           $     324,151
Unrealized Depreciation                                                 (53,561)
                                                                  -------------
Net                                                               $     270,590
                                                                  =============

Cost of Investments                                               $  29,126,028
                                                                  =============

     MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                            Shares       Value($)
                                                          ------       --------
DIVERSIFIED MUTUAL FUNDS  (100%)
Bond Fund                                                4,113,030     5,496,748
Mid-Cap Equity Index Fund                                3,335,484     4,462,031
Equity Index Fund                                        5,027,090     9,945,806
Aggressive Equity Fund                                   1,382,456     2,242,295
                                                                     -----------
                                                                      22,146,880
                                                                     -----------

TOTAL INVESTMENTS (Cost: $22,037,833) 100.0%                         $22,146,880
                                                                     ===========

-------------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Aggressive Allocation Fund are:

Unrealized Appreciation                                           $     244,711
Unrealized Depreciation                                                 (70,367)
                                                                  -------------
Net                                                               $     174,344
                                                                  =============

Cost of Investments                                               $  22,103,130
                                                                  =============

ITEM 2. CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

            (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal three-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

            Attached hereto.

            Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Investment Corporation

By:   /s/ MANFRED ALTSTADT
      -------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT
      --------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: November 23, 2004

By:   /s/ JOHN R. GREED
      --------------------------------------------------
      John R. Greed
      Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

Date: November 23, 2004